FFB FUNDS TRUST
                                  FFB U.S. TREASURY FUND
                                FFB 100% TREASURY FUND AND THE
                                   FFB U.S. GOVERNMENT FUND
                                      237 PARK AVENUE
                                  NEW YORK, NEW YORK 10017


                                               September 28 October 2, 1995

  Dear Shareholders:

       On June 18, 1995, First Fidelity Bancorporation agreed to merge (the "Merger") with and into a wholly-owned subsidiary of First Union Corporation. First Fidelity Bancorporation is the parent of First Fidelity Bank, N.A. ("First Fidelity"), the investment adviser to a group of mutual funds with assets of $2.55 billion as of June 30, 1995. The FFB U.S. Treasury Fund, FFB 100% Treasury Fund and the FFB U.S. Government Fund are money market funds included within the First Fidelity family of mutual funds as series of the FFB Funds Trust.

       First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation. The Capital Management Group ("CMG") of FUNB and Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $29.1 billion in assets belonging to a wide-range of clients, including the Evergreen family of mutual funds with assets of $8.7 billion as of June 30, 1995.


       To facilitate the investment management of assets and the delivery of shareholder services to the First Fidelity and Evergreen family of mutual funds, the Trustees of the FFB Funds Trust are proposing your approval is sought to combine certain of the investment companies in the First Fidelity family of mutual funds with investment companies in the Evergreen family of mutual funds which have similar investment objectives and policies.


       The proposals contained in the accompanying Prospectus/Proxy Statement provide following the Merger for the combination of the FFB U.S. Treasury Fund, the FFB 100% U.S. Treasury Fund and the FFB U.S. Government Fund (the "FFB Funds") and the Evergreen Treasury Money Market Fund (the "Evergreen Fund"), following the Merger. The Evergreen Fund, a money market mutual fund advised by CMG, will be the surviving fund. The FFB Funds and the Evergreen Fund have substantially similar investment objectives and policies of investing in U.S. Treasury obligations and each seeks to maintain a stable net asset value of $1.00 per share. The FFB U.S. Government Fund may invest in obligations of the agencies and instrumentalities of the U.S. Government, as well as obligations of the U.S. Treasury.

       Under each proposed Agreement and Plan of Reorganization (the
  "Plan"), the Evergreen Fund will acquire substantially all of the assets of each of the three FFB Funds in exchange for shares of the Evergreen





  Fund (the "Reorganization"). As of June 30, 1995, the FFB U.S. Treasury Fund, the FFB 100% U.S. Treasury Fund and the FFB U.S. Government Fund had net assets of approximately $1 billion, $15.3 million and $227.6 million, respectively, and the Evergreen Fund had approximately $1.4 billion of net assets. If the Reorganizations had taken place as of June 30, 1995, the Evergreen Fund's net assets would have been approximately $2.6 billion. I believe that the combinations will achieve the goal of efficient investment management and delivery of shareholder services.


       Since Assuming the Merger is consummated, it will take place prior to the closing date for the Reorganization and because the Merger by law terminates the investment advisory contract between First Fidelity and each of the FFB Funds, the Trustees of the FFB Funds Trust are also seeking your approval is sought of an Interim Investment Advisory Agreement for each FFB Fund with CMG. The Interim Investment Advisory Agreement will have the same terms and fees as the current investment advisory agreement between each FFB Fund and First Fidelity and will be in effect for the period of time between the effective date of the Merger and the closing date for the Reorganization. The Reorganization is scheduled to take place on or about January 19, 1996.

       If shareholders of the FFB Funds approve the Plan, upon consummation of the transactions contemplated in the Plan, shareholders will receive Class A shares of the Evergreen Fund. The proposed transactions will not result in any federal income tax liability for you or for the FFB Funds. As a shareholder of the Evergreen Fund you will have the ability to exchange your shares for shares of the other funds in the Evergreen family of mutual funds comparable to your present right to exchange among funds of the First Fidelity family of mutual funds. Following completion of the Reorganization, your Fund will be liquidated.


       The Trustees of FFB Funds Trust have called a special meeting of shareholders of each of the FFB Funds to be held on November 13 21, 1995 to consider the proposed transaction. I STRONGLY INVITE YOUR
  PARTICIPATION BY ASKING YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE.

       Detailed information about the proposed transaction is described in the enclosed Prospectus/Proxy Statement. I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

       A copy of the Evergreen Fund Prospectus accompanies the Prospectus/Proxy Statement. I urge you to read the Prospectus and retain it for future reference.











       If you have any questions regarding the proposed transaction or if you would like additional information about the Evergreen family of mutual funds, please telephone 1-800-437-8790.

       IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED AS SOON AS POSSIBLE.

                                          Sincerely,

                                          _________________________
                                          Edmund A. Hajim, President
                                          FFB Funds Trust















































            [SUBJECT TO COMPLETION, AUGUST 25, 1995 PRELIMINARY COPY]


                                FFB FUNDS TRUST
                            FFB U.S. TREASURY FUND
                           FFB 100% U.S. TREASURY FUND
                            FFB U.S. GOVERNMENT FUND
                                 237 PARK AVENUE
                              NEW YORK, NEW YORK 10017
                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD ON NOVEMBER 13 21, 1995


       Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of each of the FFB U.S. Treasury Fund, FFB 100% U.S. Treasury Fund, and FFB U.S. Government Fund (each an "FFB Fund"), series of FFB Funds Trust, will be held at the offices of FFB Funds Trust, 237 Park Avenue, New York, New York 10017 on November 13, 1995 at 10 First Fidelity Bank, N.A., 123 South Broad Street, 5th Floor, Philadelphia, Pennsylvania 19109 on November 21, 1995 at 11:00 a.m. for the following purposes:


       1. To consider and act upon approve or disapprove the Agreement and Plan of Reorganization (the "Plan") dated as of _______________September 19 , 1995, providing for the acquisition of substantially all of the assets of the FFB Fund by the Evergreen Treasury Money Market Fund (the "Evergreen Fund") in exchange for Class A shares of the Evergreen Fund, and the assumption by the Evergreen Fund of certain identified liabilities of the FFB Fund. The Plan also provides for distribution of such shares of the Evergreen Fund to shareholders of the FFB Fund in liquidation and subsequent termination of the FFB Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the FFB Fund.


       2. To consider and act upon approve or disapprove the Interim Investment Advisory Agreement between the FFB Fund and the Capital Management Group of First Union National Bank of North Carolina.


  3. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.


       The Trustees of FFB Funds Trust have fixed the close of business on September 8, 1995 as the record date for the determination of shareholders of each of the FFB Funds entitled to notice of and to vote at the Meeting or any adjournment thereof.

       IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                         By Order of the Board of Trustees






                                          Joan V. Fiore

                                          Secretary
  September 28 October 2, 1995























































                       INSTRUCTIONS FOR EXECUTING PROXY CARDS

       The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

       1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

       2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

       3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:



  REGISTRATION                                VALID SIGNATURE


  CORPORATE
  ACCOUNTS
  (1) ABC Corp.                           (1) ABC Corp.
                                              John Doe, Treasurer
  (2) ABC Corp.                           (2) John Doe, Treasurer
  c/o John Doe, Treasurer
  (3) ABC Corp. Profit Sharing Plan       (3) John Doe, Trustee
  TRUST ACCOUNTS
  (1) ABC Trust                           (1) Jane B. Doe, Trustee
  (2) Jane B. Doe, Trustee                (2) Jane B. Doe
  u/t/d 12/28/78
  CUSTODIAL OR ESTATE ACCOUNTS
  (1) John B. Smith, Cust.                (1) John B. Smith
  f/b/o John B. Smith, Jr. UGMA
  (2) John B. Smith, Jr.                  (2) John B. Smith, Jr., Executor
























                PROSPECTUS/PROXY STATEMENT DATED SEPTEMBER 25, 1995

                                Acquisition of Assets of

                              FFB U.S. TREASURY FUND
                            FFB 100% U.S. TREASURY FUND
                             FFB U.S. GOVERNMENT FUND
                                         OF
                                  FFB FUNDS TRUST

                                    237 Park Avenue
                               New York, New York 10017

                          By and in Exchange for Shares of

                         EVERGREEN TREASURY MONEY MARKET FUND
                                          OF
                              EVERGREEN INVESTMENT TRUST
                                2500 Westchester Avenue
                               Purchase, New York 10577



       This Prospectus/Proxy Statement is being furnished to shareholders of FFB U.S. Treasury Fund, FFB 100% U.S. Treasury Fund, and FFB U.S.
  Government Fund (individually the "FFB Fund" or collectively the "FFB
  Funds"), series of FFB Funds Trust, in connection with a proposed
  Agreement and Plan of Reorganization (the "Plan"), to be submitted to shareholders of each of the FFB Funds for consideration at a Special
  Meeting of Shareholders to be held on November 13, 21, 1995 at 10 11:00 a.m. Eastern Time, at the offices of FFB Funds Trust, 237 Park Avenue,
  New York, New York 10017 First Fidelity Bank, N.A., 123 South Broad
  Street, 5th Floor, Philadelphia, Pennsylvania 19109, and any adjournments thereof (the "Meeting"). Each Plan provides for substantially all of the assets of the FFB Fund to be acquired by the Evergreen Treasury Money Market Fund (the "Evergreen Fund"), a series of Evergreen Investment Trust, in exchange for Class A shares of the Evergreen Fund and the assumption by the Evergreen Fund of certain identified liabilities of the FFB Fund (hereinafter referred to individually as the "Reorganization" or collectively as the "Reorganizations"). Following the Reorganizations, Class A shares of the Evergreen Fund will be distributed to shareholders of the FFB Funds in liquidation of the FFB Funds and the FFB Funds will be terminated. As a result of the proposed Reorganizations, shareholders of each of the FFB
  Funds will receive that number of full and fractional Class A shares of the Evergreen Fund determined by dividing the value of the assets of each of the FFB Funds to be acquired by the ratio of multiplying the shares outstanding of each class of the particular FFB Fund by the ratio computed by dividing the net asset value per share of the Evergreen Fund and each such class of the particular FFB Fund by the net asset value per share of the Evergreen Fund. Each Reorganization is being structured as a tax-free reorganization for federal income tax purposes.







       Shareholders of the FFB Fund Funds are also being asked to approve the Interim Investment Advisory Agreement with the Capital Management Group of First Union National Bank of North Carolina (the "Interim Advisory Agreement") with the same terms and fees as the current advisory agreement between each FFB Fund and First Fidelity Bank, N.A. The Interim Advisory Agreement will be in effect for the period of time between the date on which the merger of First Fidelity Bancorporation with and into a wholly-owned subsidiary of First Union Corporation is effected (currently anticipated to be by January 1, 1996) and the date on which the Evergreen Fund and the FFB Fund are combined together (scheduled for on or about January 19, 1996).


       The FFB Funds Trust currently consists of the FFB Fund Funds and nine seven other series with shares outstanding. As is the case with the FFB Fund Funds, the shareholders of certain of these series are being asked to approve similar Agreements and Plans of Reorganization providing for the combination of such series with other Evergreen Funds having similar investment objectives and policies. The FFB New Jersey Tax-Free Income Fund and the FFB Pennsylvania Tax-Free Money Market Fund will not be combined with any of the funds in the Evergreen family of mutual funds and therefore shareholders of those Funds will vote on the approval of new investment advisory agreements between the Funds and the Capital Management Group of First Union National Bank of North Carolina and the election of new Trustees for the FFB Funds Trust. The vote on the election of new Trustees will take place after all the combinations of the FFB Funds and the Evergreen Funds are effective.

       Evergreen Investment Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Evergreen Investment Trust is comprised of 17 series, one of which, the Evergreen Fund, is a party to the Reorganizations.
  The Evergreen Fund is a money market fund which seeks to achieve stability of principal and current income consistent with stability of principal. The Evergreen Fund seeks to maintain a stable net asset value of $1.00 per share.

       This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Evergreen Fund that shareholders of the FFB Funds should know before voting on the Reorganizations. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated September 25, 1995, relating to this Prospectus/Proxy Statement and the Reorganizations, incorporating by reference the financial statements of the Evergreen Fund dated December 31, 1994 and June 30, 1995 and the financial statements of the FFB Funds dated February 28, 1995 has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Evergreen Fund at 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940.







       The Prospectuses of the Evergreen Fund dated July 7, 1995, its Annual Report for the fiscal year ended December 31, 1994 and its Semi-Annual Report for the six months ended June 30, 1995 are incorporated herein by reference in their entirety, insofar as they relate to the Evergreen Fund only, and not to any other fund described therein. The two Prospectuses, which pertain (i) to Class Y shares and (ii) to Class A and Class B shares, differ only insofar as they describe the separate distribution and shareholder servicing arrangements applicable to the Classes. Shareholders of the FFB Funds will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the Class A shares of the Evergreen Fund that they will receive as a result of the consummation of each Reorganization. Additional information about the Evergreen Fund is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to the Evergreen Fund at the address listed in the preceding paragraph or by calling toll-free 1-800-807-2940.

       The two Prospectuses of each of the FFB Funds (which pertain to (i) Institutional Class shares and (ii) Service Class shares) each dated June 30, 1995 (October 7, 1994 with respect to FFB 100% U.S. Treasury
  Fund), insofar as they relate to the FFB Funds only, and not to any other funds described therein, are incorporated herein in their entirety by reference. Copies of the Prospectuses and a Statement of Additional Information dated the same date are available upon request without charge by writing to the FFB Fund of which you are a shareholder at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-437-8790.

       Included as Exhibit A of this Prospectus/Proxy Statement is a form of the Plan.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF FIRST UNION CORPORATION ("FIRST UNION") OR ANY OF ITS SUBSIDIARIES, ARE NOT ENDORSED OR GUARANTEED BY FIRST UNION OR ANY OF ITS SUBSIDIARIES, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


       AN INVESTMENT IN THE EVERGREEN TREASURY MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.








                               TABLE OF CONTENTS


  COMPARISON OF FEES AND EXPENSES.......................................

  SUMMARY...............................................................
        PROPOSED PLAN OF REORGANIZATION.................................
        TAX CONSEQUENCES................................................
        INVESTMENT OBJECTIVES AND POLICIES OF THE
             EVERGREEN FUND AND THE FFB FUNDS...........................
        COMPARATIVE PERFORMANCE INFORMATION OF EACH FUND................
        MANAGEMENT OF THE FUNDS.........................................
        INVESTMENT ADVISERS AND ADMINISTRATORS..........................
        DISTRIBUTION OF SHARES..........................................
        DISTRIBUTION-RELATED AND SHAREHOLDER
             SERVICING-RELATED EXPENSES.................................
        PURCHASE AND REDEMPTION PROCEDURES..............................
        EXCHANGE PRIVILEGES.............................................
        DIVIDEND POLICY.................................................

  RISKS.................................................................

  INFORMATION ABOUT THE REORGANIZATION..................................
        DESCRIPTION OF THE MERGER.......................................
        REASONS FOR THE REORGANIZATION..................................
        AGREEMENT AND PLAN OF REORGANIZATION............................
        FEDERAL INCOME TAX CONSEQUENCES.................................
        PRO-FORMA CAPITALIZATION........................................
        SHAREHOLDER INFORMATION.........................................

  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES......................

  COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.......................
        FORM OF ORGANIZATION............................................
        CAPITALIZATION..................................................
        SHAREHOLDER LIABILITY...........................................
        SHAREHOLDER MEETINGS AND VOTING RIGHTS..........................
        LIQUIDATION OR DISSOLUTION......................................
        LIABILITY AND INDEMNIFICATION OF TRUSTEES.......................
        RIGHTS OF INSPECTION............................................

  INFORMATION REGARDING THE PROPOSED INTERIM ADVISORY AGREEMENTS........
        INTRODUCTION....................................................
        COMPARISON OF THE INTERIM ADVISORY AGREEMENTS
             AND THE EXISTING ADVISORY AGREEMENTS.......................
        INFORMATION ABOUT THE FFB FUNDS' CURRENT
             AND PROPOSED INTERIM INVESTMENT ADVISERS...................

  ADDITIONAL INFORMATION................................................

  VOTING INFORMATION CONCERNING THE MEETING.............................







  FINANCIAL STATEMENTS AND EXPERTS......................................

  LEGAL MATTERS.........................................................

  OTHER BUSINESS........................................................























































                          COMPARISON OF FEES AND EXPENSES




       The amounts for Class A shares of the Evergreen Fund set forth in the following tables and examples are based on the expenses for the fiscal year period ended December August 31, 1995. The amounts for Service Class and Institutional Class shares of the FFB U.S. Treasury and U.S. Government Funds set forth in the following tables and in the examples are based on the experience of the FFB Fund Service Class and Institutional Class shares for the fiscal year ended February 28, 1995, in each case adjusted for voluntary expense waivers. The FFB 100% U.S. Treasury Fund Institutional Class shares commenced operations on April 10, 1995. The amounts set forth in the following tables and in the examples are based on the experience of the FFB 100% U.S. Treasury Fund Institutional Class shares for the period April 10, 1995 through August 31, 1995. The Service Class shares of the FFB Funds commenced operations on July 14, 1995 and August 24, 1995 for the FFB U.S. Treasury Fund and FFB U.S. Government Fund, respectively. The Service Class shares of the FFB 100% U.S. Treasury had not commenced operations as of August 31, 1995. The amounts for the Service Class are based on each Institutional Class for the periods noted above. The amounts for the Evergreen Fund Pro Forma are based on the combined expenses expected for the twelve month period ended June 30, 1995.

       The following tables show for the Evergreen Fund and the FFB Funds the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A shares of the Evergreen Fund and Service Class and Institutional Class shares of the FFB Funds, and such costs and expenses associated with an investment in Class A shares of the Evergreen Fund assuming consummation of the Reorganizations.


     COMPARISON OF CLASS A SHARES OF THE EVERGREEN FUND WITH SERVICE CLASS
                             SHARES OF THE FFB FUNDS

                                                    FFB Funds             EVERGREEN
     SHAREHOLDER TRANSACTION     EVERGREEN   100% U.S. U.S.     U.S.       FUND
            EXPENSES              FUND       TREASURY TREASURY GOVERNMENT PRO FORMA

    Maximum Sales Load
      Imposed on Purchases
      (as a percentage of
      offering price)..........     None     None     None     None       None
    Maximum Sales Load
       Imposed on Reinvested
       Dividends (as a
         percentage of
         offering price).......     None     None     None     None       None







    Contingent Deferred Sales
         Charge................     None     None     None     None       None
    Exchange Fee .............      None     None     None     None       None
    Redemption Fees...........      None     None     None     None       None
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average
        daily net assets)
     Management Fees...........     0.35%(2)  0.00%(3)   0.50%(3) 0.50%(3)     0.35%
     12b-1 Fees................     0.30%(1)   ----      0.25%(4) 0.25%(4)     0.30%(1)
     Other Expenses............     0.14%     0.50%(5)   0.40%(5) 0.44%(5)    0.09%
     Annual Fund Operating
       Expenses................     0.79%(2)  0.50%      1.15%(5) 1.19%(5)   0.74%(6)(7)


  (1) Evergreen Fund Class A shares can pay up to 0.75% of Class A shares' average daily net assets as a 12b-1 fee. For at least one year, the Class A shares' 12b-1 fee will be limited to 0.30% of Class A shares' average net assets. If Class A shares were to pay 0.75% in 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers.


  (2)(2) The Evergreen Fund Class A shares Annual Fund Operating Expenses were 0.78% for the fiscal year ended December 31, 1994. Class A shares' Annual Fund Operating Expenses for the Evergreen Fund, absent after the voluntary advisory fee waiver of 0.28% 0.16% of average net assets, would have been 1.06% for the fiscal year ended December 31, 1994. The Class A shares' Annual Fund Operating Expenses for the Evergreen Fund have been adjusted to reflect current fee arrangements. were 0.63% for the fiscal period ended August 31, 1995.


  (3) Includes(3) For the FFB U.S. Treasury Fund and FFB U.S. Government Fund, includes Administrative Expenses of 0.15% payable to the
  administrator.   Certain Advisory Fees and Administrative Expenses will
  be waived or reimbursed for the FFB 100% U.S. Treasury Fund's first year of operations. Absent these waivers, Advisory Fees and Administrative Expenses would be 0.22%.


  (4) Investor Service Class shares of the FFB U.S. Treasury Fund and FFB U.S. Government Fund can each pay up to 0.25% of Investor Service Class shares' average daily net assets as a 12b-1 fee. (5) Other Expenses include a shareholder servicing charge of 0.25%. Absent voluntary waivers for For the FFB U.S. Treasury Fund and FFB U.S. Government Fund, shareholder servicing charges would be 0.35% for the FFB U.S. 0.03% of average daily net assets was incurred as a 12b-1 fee.


  (5) Other Expenses for the FFB U.S. Treasury Fund and FFB U.S. Government Fund include a shareholder servicing charge of 0.35%. After voluntary waivers for the FFB U.S. Treasury Fund and FFB U.S. Government Fund of 0.32%, shareholder servicing charges would be 0.03% for the FFB U.S. Treasury Fund and the FFB U.S. Government Fund. Absent After voluntary waivers, Other Expenses and Annual Fund Operating Expenses







  would be 0.38% 0.08% and 1.13% 0.58%, respectively, for the FFB U.S. Treasury Fund and 0.40% 0.12% and 1.15% 0.62%, respectively, for the FFB U.S. Government Fund. For the FFB 100% U.S. Treasury Fund, Other Expenses include a shareholder servicing charge of 0.25%. After voluntary fee waivers, no shareholder servicing fees would be incurred. After voluntary waivers, Other Expenses and Annual Fund Operating Expenses would have been 0.25% and 0.25%, respectively.


  (6) The Evergreen Fund Pro Forma Operating Expenses after voluntary fee waivers of 0.15% of average net assets would have been 0.59% for the twelve months ended June 30, 1995.

  (7) The Evergreen Fund Pro Forma Annual Fund Operating Expenses assume the consummation of the Reorganization of the FFB 100% Treasury Money Market Fund, FFB U.S. Government Fund and FFB U.S. Treasury Fund with the Evergreen Fund. If one or more of these Reorganizations are not approved, the effect on the Evergreen Fund's Pro Forma Annual Fund Operating Expenses would not be greater than 0.02%.

     COMPARISON OF CLASS A SHARES OF THE EVERGREEN FUND WITH INSTITUTIONAL
                         CLASS SHARES OF THE FFB FUNDS


                                                FFB Funds            EVERGREEN
  SHAREHOLDER TRANSACTION   EVERGREEN 100% U.S.   U.S.      U.S.     FUND
        EXPENSES              FUND    TREASURY  TREASURY GOVERNMENT  PRO FORMA

  Maximum Sales Load
    Imposed on Purchases
    (as a percentage of
    offering price).......... None     None      None     None        None
  Maximum Sales Load
    Imposed on Reinvested
    Dividends (as a
    percentage of offering
    price)................... None     None      None     None        None
  Contingent Deferred
    Sales Charge............. None     None      None     None        None
  Exchange Fee............... None     None      None     None        None
  Redemption Fees............ None     None      None     None        None
  ANNUAL FUND OPERATING
    EXPENSES
    (as a percentage of
    average daily net
    assets)
   Management Fees........... 0.35%(2)  0.00%(3)    0.50%(3)  0.50%(3)   0.35%








 12b-1 Fees............... 0.30%(1) ----       0.25%(4)  0.25%(4)   0.30%(1)
 Other Expenses........... 0.14%    0.50%(5)   0.30%(5)  0.34%(5)   0.09%
Annual Fund Operating
 Expenses................. 0.79%(2)  0.50%      1.05%(5)  1.09%(5)  0.74%(6)(7)



  (1) Evergreen Fund Class A shares can pay up to 0.75% of Class A shares' average daily net assets as a Rule 12b-1 fee. For at least one year, the Class A shares' 12b-1 fee will be limited to 0.30% of Class A shares' average daily net assets. If Class A shares were to pay 0.75% in 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers.


  (2) The Evergreen Fund Class A shares' Annual Fund Operating Expenses were 0.78% for the fiscal year ended December 31, 1994. Class A shares' Annual Fund Operating Expenses for the Evergreen Fund, absent after the voluntary advisory fee waiver of 0.28% 0.16% of average daily net assets would have been 1.06% were 0.63% for the fiscal year period ended December 31, 1994. Class A shares' Annual Fund Operating Expenses for the Evergreen Fund have been adjusted to reflect current fee arrangements. August 31, 1995.


  (3) Includes(3) For the FFB U.S. Treasury Fund and FFB U.S. Government Fund includes Administrative Expenses of 0.15% payable to the administrator. Certain Advisory Fees and Administrative Expenses will be waived or reimbursed for the FFB 100% U.S. Treasury Fund's first year of operations. Absent these waivers, Advisory Fees and Administrative Expenses would be 0.22%.

  (4) Institutional Class shares of the FFB U.S. Treasury Fund and FFB U.S. Government Fund can each pay up to 0.25% of Institutional Class shares' average daily net assets as a 12b-1 fee.


  (5) Other Expenses include a shareholder servicing charge of 0.05% 0.25% for each of the FFB U.S. Treasury Fund and FFB U.S. Government Fund. Absent After voluntary waivers, shareholder servicing charges would be 0.25% 0.03% for the FFB U.S. Treasury Fund and FFB U.S. Government Fund. Absent After voluntary waivers, Other Expenses and Annual Fund Operating Expenses would be 0.28% 0.08% and 1.03% 0.58%, respectively, for the FFB U.S. Treasury Fund and 0.32% 0.12% and 1.07% 0.62%, respectively, for the FFB U.S. Government Fund. After voluntary waivers, no shareholder servicing fees were incurred by the FFB 100% U.S. Treasury Fund. After voluntary waivers. Other Expenses and Annual Fund Operating Expenses would be 0.25% and 0.25%, respectively.

  (6) The Evergreen Fund Pro Forma Operating Expenses after voluntary fee waivers of 0.15% of average net assets would have been 0.59% for the twelve months ended June 30, 1995.







  (7) The Evergreen Fund Pro Forma Annual Fund Operating Expenses assume the consummation of the Reorganization of the FFB 100% Treasury Money Market Fund, FFB U.S. Government Fund and FFB U.S. Treasury Fund with the Evergreen Fund. If one or more of these Reorganizations are not approved, the effect on the Evergreen Fund's Pro Forma Annual Fund Operating Expenses would not be greater than 0.02%.

       EXAMPLES. The following tables show for each FFB Fund, and for the Evergreen Fund, assuming consummation of the Reorganizations, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in Class A shares of the Evergreen Fund and Service Class and Institutional Class shares of the FFB Funds for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period.

                                                                EVERGREEN
                       EVERGREEN           FFB Funds            FUND
                         FUND        U.S.  100% U.S.   U.S.     CLASS A
                        CLASS A   TREASURY TREASURY GOVERNMENT  SHARES
                        SHARES       SERVICE CLASS SHARES       PRO FORMA

  After 1 year.......... $8          $12      $5       $12         $8
  After 3 years......... $25         $37      $16      $38         $24
  After 5 years......... $44         $63      N/A      $65         $41
  After 10 years........ $98         $140     N/A      $144        $92




  EVERGREEN
                       EVERGREEN             FFB Funds            FUND
                         FUND      U.S.    100% U.S.   U.S.       CLASS A
                       CLASS A   TREASURY  TREASURY  GOVERNMENT   SHARES
                        SHARES     INSTITUTIONAL CLASS SHARES     PRO FORMA



  After 1 year.......    $8        $11      $5        $11         $8
  After 3 year.......    $25       $33      $16       $35         $24
  After 5 years......    $44       $58      N/A       $60         $41
  After 10 years.....    $98       $128     N/A       $133        $92



       The purpose of the foregoing examples is to assist an FFB Fund shareholder in understanding the various costs and expenses that an investment in the Class A shares of the Evergreen Fund as a result of the Reorganizations would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in the FFB Fund. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.







                                      SUMMARY


       THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, AND, TO THE EXTENT NOT INCONSISTENT WITH SUCH ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE EVERGREEN FUND DATED JULY 7, 1995 AND THE PROSPECTUSES OF THE FFB FUNDS DATED JUNE 30, 1995 AND OCTOBER 7, 1994 (WHICH ARE INCORPORATED HEREIN BY REFERENCE), THE PLAN AND THE INTERIM ADVISORY AGREEMENT, FORMS OF WHICH ARE ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBITS A AND B, RESPECTIVELY.

  PROPOSED PLAN OF REORGANIZATION


       Each Plan provides for the transfer of substantially all of the assets of the FFB Fund in exchange for Class A shares of the Evergreen Fund and the assumption by the Evergreen Fund of certain identified liabilities of the FFB Fund. (The FFB Funds and the Evergreen Fund each may also be referred to in this Prospectus/Proxy Statement as a "Fund" and together, as the "Funds"). "Funds".) Each Plan also calls for the distribution of Class A shares of the Evergreen Fund to FFB Fund's shareholders in liquidation of the FFB Fund as part of the Reorganization. As a result of the Reorganizations, the shareholders of the FFB Funds will become the owners of that number of full and fractional Class A shares of the Evergreen Fund determined by dividing the value of the assets of each of the FFB Funds to be acquired by the ratio of multiplying the shares outstanding of each class of the particular FFB Fund by the ratio computed by dividing the net asset value per share of the Evergreen Fund and each such class of the particular FFB Fund by the net asset value per share of the Evergreen Fund as of the close of business on the date that the FFB Funds' assets are exchanged for shares of the Evergreen Fund. See "Information About the Reorganization."


       The Trustees of FFB Funds Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganizations would be in the best interests of shareholders of the FFB Funds and that the interests of the shareholders of the FFB Funds will not be economically diluted as a result of the transactions contemplated by the Reorganizations. Accordingly, the Trustees have submitted the Plan for the approval of FFB Funds' shareholders.

       THE BOARD OF TRUSTEES OF FFB FUNDS TRUST RECOMMENDS APPROVAL BY SHAREHOLDERS OF EACH FFB FUND OF THE PLAN EFFECTING THE REORGANIZATION.

       The Trustees of Evergreen Investment Trust have also approved the Plan, and accordingly, the Evergreen Fund's participation in the Reorganizations.


       Approval of the Reorganization Plan on the part of each FFB Fund will require the affirmative vote of more than 50% of the outstanding








  voting securities of that FFB Fund, with shares of both classes voting together as one class. See "Voting Information Concerning the Meeting."


        Since Assuming the merger (the "Merger") of First Fidelity Bancorporation ("FFB") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") is consummated, it will take place prior to the closing date for the Reorganization and because the Merger by law terminates the investment advisory contract between First Fidelity Bank, N.A. ("First Fidelity") and each FFB Fund, arrangements have been made to enter into the Interim Advisory Agreement with the Capital Management Group of First Union National Bank of North Carolina. Each Interim Advisory Agreement will have the same terms and fees as the current investment advisory agreement between each FFB Fund and First Fidelity and will be in effect for the period of time between the effective date of the Merger and the closing date for the Reorganization. The Reorganization is scheduled to take place on or about January 19, 1996.

       Approval of the Interim Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of the FFB Fund present in person or by proxy at the Meeting, if holders of more than 50% of the shares of the FFB Fund outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of the FFB Fund, whichever is less. See "Voting Information Concerning the Meeting."

       If the shareholders of any FFB Fund do not vote to approve the Reorganization, the Trustees of FFB Funds Trust will consider other possible courses of action in the best interests of shareholders. If the Merger is not completed, the Reorganizations of the FFB Funds and the Evergreen Fund will not be completed regardless of the vote of the FFB Funds' shareholders.

  TAX CONSEQUENCES

       Prior to or at the completion of the Reorganization, each FFB Fund will have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the FFB Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of the Evergreen Fund in the Reorganization. The holding period and aggregate tax basis of Class A shares of the Evergreen Fund that are received by FFB Fund shareholders will be the same as the holding period and aggregate tax basis of shares of the FFB Fund previously held by such shareholders, provided that shares of the FFB Fund are held as capital assets. In addition, the holding period and tax basis of the assets of the FFB Fund in the hands of the Evergreen Fund as a result of the Reorganization will be the same as in the hands of the FFB Fund immediately prior to the Reorganization and no gain or loss will be recognized by the Evergreen Fund upon the receipt of the assets of the FFB Fund in exchange for Class A shares of the Evergreen Fund and the assumption by the Evergreen Fund of certain identified liabilities.







  INVESTMENT OBJECTIVES AND POLICIES OF THE EVERGREEN FUND AND THE FFB
  FUNDS

       Both the Evergreen Fund and the FFB Funds have substantially similar investment objectives. The investment objective of the Evergreen Fund is to seek to achieve stability of principal and current income consistent with stability of principal. The FFB Funds seek to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. Each Fund seeks to maintain a stable net asset value of $1.00 per share.


       The Evergreen Fund and the FFB U.S. Treasury Fund invest in short-term direct obligations of the U.S. Treasury. The FFB 100% Treasury Fund invests in the same securities, but, unlike the Evergreen Fund and the FFB U.S. Treasury Fund, the FFB 100% Treasury Fund cannot invest in repurchase agreements or when-issued securities. Neither the FFB U.S. Treasury Fund nor the FFB U.S. Government Fund invests in when-issued securities. The FFB U.S. Government Fund invests in short-term obligations of the U.S. Treasury and, in addition, unlike the Evergreen Fund, invests in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. See "Comparison of Investment Objectives and Policies" below.

  COMPARATIVE PERFORMANCE INFORMATION OF EACH FUND

       Discussions of the manner of calculation of total return and yield are contained in the respective Prospectuses and Statements of Additional Information of the Funds. The following table sets forth the current yield and effective yield of the Class A Shares of the Evergreen Fund and the Service Class and Institutional Class Shares of the FFB Funds for the 7 day period ended June 30, 1995 and the total return of each such Class of the FFB Fund Funds and Class A shares of the Evergreen Fund for the one and five year periods ended June 30, 1995 and the period from inception through June 30, 1995. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.

                                                       EFFECTIVE YIELD-
                              CURRENT YIELD-7 DAYS     7 DAYS ENDED
                              ENDED 6/30/95*                6/30/95*

  Evergreen Fund
    Class A shares..............   5.44%                 5.56%

  FFB Funds
    U.S. Treasury
        Service Class shares....   N/A                   N/A
        Institutional Class
           shares...............   5.38%                 5.52%
    100% U.S. Treasury






         Service Class shares...   N/A                   N/A
         Institutional Class
            shares..............   5.52%                 5.67%
    U.S. Government
         Service Class shares...   N/A                   N/A
         Institutional Class
            shares..............   5.21%                 5.35%



                         AVERAGE ANNUALIZED COMPOUNDED TOTAL RETURN*

                                                     SINCE      INCEPTION
                                 1 YEAR    5 YEAR  INCEPTION      DATE
  Evergreen Fund
     Class A shares.............. 4.89%     N/A      3.94%         3/6/91
  FFB Funds
    U.S. Treasury
         Service Class shares.... N/A       N/A      N/A            N/A
         Institutional Class
             shares.............. 4.88%     4.33%    5.56%        9/30/86
    100% U.S. Treasury
         Service Class shares.... N/A       N/A      N/A            N/A
         Institutional Class
              shares............. N/A       N/A      3.17%        4/10/95
    U.S. Government
         Service Class shares.... N/A       N/A      N/A            N/A
         Institutional Class
              shares............. 4.90%     4.35%    5.68%        7/16/86



  * Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the yield and average annual total return during the period would have been lower.

  MANAGEMENT OF THE FUNDS

       The overall management of the Evergreen Investment Trust and of FFB Funds Trust is the responsibility of, and is supervised by, their respective Board of Trustees.

  INVESTMENT ADVISERS AND ADMINISTRATORS

       Evergreen Fund. The Capital Management Group ("CMG"), a division of the First Union National Bank of North Carolina ("FUNB"), serves as investment adviser to the Evergreen Fund. The address of FUNB is One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288. FUNB is a subsidiary of First Union, one of the ten largest banking holding companies in the United States.


       First Union is a bank holding company headquartered in Charlotte, North Carolina, which had $83.1 billion in consolidated assets as of







  June 30, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses through offices in 36 37 states. CMG and Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $29.1 billion in assets belonging to a wide range of clients, including the Evergreen family of mutual funds. First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.

       CMG manages investments and supervises the daily business affairs of the Evergreen Fund. As compensation therefor, CMG is entitled to receive an annual fee from the Evergreen Fund equal to 0.35% of the average daily net assets.

       Evergreen Asset serves as administrator to the Evergreen Fund. Evergreen Asset, with its predecessors, has served as investment adviser and administrator to the Evergreen family of mutual funds since 1971.

       In its capacity as administrator, Evergreen Asset is entitled to receive a fee based on the average daily net assets of the Evergreen Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: 0.050% of the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion; and 0.010% on assets in excess of $30 billion. Furman Selz Incorporated ("Furman Selz"), an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen family of mutual funds, serves as sub-administrator to the Evergreen Fund and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: 0.0100% of the first $7 billion; 0.0075% on the next $3 billion; 0.0050% on the next $15 billion; and 0.0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser as of June 30, 1995 were approximately $8.7 billion. For further information regarding Evergreen Asset, FUNB and First Union, see "Management of the Funds --Investment Advisers" in the Prospectus of the Evergreen Fund.


       FFB Fund. First Fidelity Bank, N.A. ("First Fidelity") serves as the investment adviser for the FFB Funds and provides investment guidance consistent with each Fund's investment objective and policies and provides administrative assistance in connection with the operation of the FFB Funds. First Fidelity also acts as transfer agent, custodian







  and dividend disbursing agent for the FFB Funds. Furman Selz acts as administrator of the FFB Funds. Furman Selz provides personnel, office space and all management and administrative services reasonably necessary for the operation of the FFB Funds Trust and the FFB Funds (such as maintaining the FFB Funds' books and records, monitoring compliance with various state and Federal federal laws and assisting the Trustees in the execution of their duties) other than those services which are provided by First Fidelity.

       As compensation for their investment advisory, administrative or management services to the FFB U.S. Treasury Fund and U.S. Government Fund, First Fidelity and Furman Selz are each paid a monthly fee at the following annual rates:

  Portion of Average Daily                              Fee Rate
      Net Assets of                            First          Furman
    each FFB Fund                              Fidelity        Selz

  Not exceeding $500 million................... 0.350%       0.150%
  In excess of $500 million
    but not exceeding $1 billion............... 0.315%       0.135%
  In excess of $1 billion
    but not exceeding $1.5 billion............. 0.280%       0.120%
  In excess of $1.5 billion.................... 0.245%       0.105%

  As compensation for their investment advisory, administrative or management services to the FFB 100% Treasury Fund, First Fidelity and Furman Selz are paid a monthly fee at an annual rate of 0.14% and 0.08%, respectively.

  DISTRIBUTION OF SHARES


       Evergreen Funds Distributor, Inc. ("EFD"), an affiliate of Furman Selz, acts as underwriter of the Evergreen Fund's shares. EFD distributes the Evergreen Fund shares directly or through broker-dealers, including an affiliate of FUNB, banks, including FUNB, or other financial intermediaries. The Evergreen Fund offers three classes of shares, Class A, Class B and Class Y. Each Class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No Class bears the distribution expenses relating to the shares of any other Class.


       Class A shares of the Evergreen Fund, which will be received by the FFB Funds' shareholders if the Reorganizations are approved consummated, can be purchased at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may, however, impose a fee in connection with purchases at net asset value. For a description of the Class A and Class B shares issued by the Evergreen Fund see "Purchase and Redemption of Shares" and "General Information - Organization; Other Classes of Shares" in the Evergreen Fund's Prospectus. Class Y shares of the Evergreen Fund are sold without a








  sales load or distribution fee only to certain eligible investors as described in a separate Evergreen Fund Prospectus.


       Shares of the FFB Funds are offered in two classes, Service Class and Institutional Class. Service Class shares are offered to investors who are not purchasing shares of the FFB Funds through the Trust Department or Wholesale Bank Division of First Fidelity or other banks or financial institutions and may be subject to shareholder servicing charges of up to 0.35% of average daily net assets of the FFB Fund of which the customer is a shareholder. Investors who purchase and redeem shares of the FFB Funds through a customer account maintained at a Participating Organization may be charged additional fees by such Participating Organization not to exceed 0.35% on an annualized basis of the average daily value during the month of FFB Fund shares in the subaccounts of for which the Participating Organization is record owner as nominee for its customers. To date, no fees have been charged. Each FFB Fund other than the FFB 100% U.S. Treasury Fund has adopted for its Service Class and Institutional Class shares a Rule 12b-1 distribution plan as described in "Distribution-Related and Shareholder Servicing-Related Expenses" below.

       Institutional Class shares are offered to investors who are customers of the Trust Department and Wholesale Bank Division of First Fidelity or other banks or financial institutions and are identical to Service Class shares but include fewer individual shareholder communication services at a lower servicing fee. Institutional Class shares may be subject to shareholder servicing charges of up to 0.25% of average daily net assets of the FFB Fund of which the customer is a shareholder. Currently, 0.05% is being charged. Investors who purchase and redeem shares of the FFB Funds through a Participating Organization may be charged additional fees as described above by such Participating Organization.


  DISTRIBUTION-RELATED AND SHAREHOLDER SERVICING-RELATED EXPENSES
  .

       Evergreen Fund. The Evergreen Fund has adopted for its Class A shares a Rule 12b-1 plan (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Evergreen Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to Class A shares. Payments with respect to Class A shares under the 12b-1 Plan are currently voluntarily limited to 0.30% of the Evergreen Fund's aggregate average daily net assets attributable to Class A shares. The 12b-1 Plan provides that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. Service fee payments to financial intermediaries for such purposes will not exceed 0.25% of the aggregate average daily net assets attributable to any Class of shares of the Evergreen Fund.

       The Evergreen Fund has also entered into a distribution agreement (the "Distribution Agreement") with EFD. Pursuant to the Distribution






  Agreement, the Evergreen Fund will compensate EFD for its services at a rate which may not exceed an annual rate of 0.30% of the Evergreen Fund's aggregate average daily net assets attributable to Class A shares.

       The Evergreen Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.
  Since EFD's compensation under the Distribution Agreement is not directly tied to the expenses incurred by EFD (unlike the FFB Fund's plan described below which is a "reimbursement" type plan), the amount of compensation received by it under the Distribution Agreement during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a the Fund in subsequent fiscal years.

       FFB Funds. The FFB U.S. Treasury Fund and the FFB U.S. Government Fund have each adopted a Master Distribution Plan (the "FFB Plan") for both the Service Class and the Institutional Class pursuant to Rule 12b-1 of the 1940 Act. The FFB Plan provides for a monthly payment by the FFB Fund to its distributor, FFB Funds Distributor, Inc. ("FFB Funds Distributor"), an affiliate of Furman Selz, in such amounts that FFB Funds Distributor may request for direct and indirect distribution expenses, subject to periodic Board approval and to an overall expense limitation. Each such payment is based on the average daily value of each FFB Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25% per annum. Payments under the FFB Plan are currently at the annual rate of 0.03% of each Fund's average daily net assets.

  PURCHASE AND REDEMPTION PROCEDURES


       Information concerning applicable sales charges, distribution-related fees and shareholder servicing-related fees are is described above. Class A shares of the Evergreen Fund and shares of the FFB Funds are offered at net asset value without an initial sales charge by their respective distributors. Investments in the Funds are not insured. The minimum initial purchase requirement for each Class of shares of each Fund is $1,000. There is no minimum for subsequent purchases of Evergreen Fund shares. The minimum for subsequent investments of in FFB Fund shares is $100. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectuses for each Fund. The Evergreen Fund and the FFB Funds may involuntarily redeem shareholders' accounts that have less than $1,000 and $500, respectively, of invested funds. For the FFB Funds, there are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf






  of customer accounts maintained at Participating Organizations. The minimum investment requirements in the FFB Funds may be waived or lowered for investments effected on a group basis by certain other institutions and their employees. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

  EXCHANGE PRIVILEGES


       The FFB Funds currently permit shareholders to exchange shares for shares of the same Class of other funds managed by First Fidelity. Holders of shares of a Class of the Evergreen Fund generally may exchange their shares for shares of the same Class of any other funds of the Evergreen mutual fund family. FFB Fund shareholders will be receiving Class A shares of the Evergreen Fund in the Reorganizations and, accordingly, with respect to shares of the Evergreen Fund received by FFB Fund shareholders in the Reorganizations, the exchange privilege is limited to the Class A shares of other funds of the Evergreen mutual fund family. In addition, exchanges in the Evergreen mutual fund family may be limited to five exchanges per calendar year, with a maximum of three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another fund of the Evergreen mutual fund family must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' respective Prospectuses and Statements of Additional Information.

  DIVIDEND POLICY

       Each Fund declares income dividends daily and pays such dividends monthly. Dividends and distributions are reinvested in additional shares of the same Class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectuses of the Funds for further information concerning dividends and distributions.


       After the Reorganizations, shareholders of the FFB Funds that have elected (or that so elect no later than November 13 21, 1995), to have their dividends and/or distributions reinvested, will have dividends and/or distributions received from the FFB Funds Evergreen Fund reinvested in shares of the Evergreen Fund. Shareholders of the FFB Funds that have elected (or that so elect no later than November 13 21, 1995) to receive dividends and/or distributions in cash will receive dividends and/or distributions from the Evergreen Fund in cash after the Reorganizations, although they may, after the Reorganization Reorganizations, elect to have such dividends and/or distributions reinvested in additional shares of the Evergreen Fund.

       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will






  not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                                       RISKS

       In general, an investment in the Funds entails substantially the same risks. The Evergreen Fund invests only in securities that have remaining maturities of 397 days (thirteen months) or less at the date
  of purchase.   The Funds maintain a dollar-weighted average portfolio
  maturity of ninety days or less. The Evergreen Fund, as a matter of investment strategy, intends to maintain a dollar-weighted average maturity of 60 days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis.

       The FFB U.S. Government Fund may invest in obligations issued by agencies or instrumentalities of the United States Government. Some of these obligations may not be supported by the full faith and credit of the United States Government and, therefore, may be subject to certain risks. In addition, the available yields on such agency or instrumentality obligations are usually greater than direct obligations of the United States Treasury. See "Comparison Of of Investment Objectives And and Policies."


       Unlike certain of the FFB Funds, the Evergreen Fund may invest in when-issued securities and repurchase agreements. See "Comparison of Investment Objectives and Policies." The seller's failure to complete a when-issued securities transaction may cause the Fund to miss a price or yield considered to be advantageous. Since the settlement date of such transactions are in the future, the Fund may pay more or less than the market values of the securities on the settlement date. With respect to repurchase agreements, in the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral securing the repurchase obligation were less than the repurchase price.



       Although the FFB Funds may not invest in when-issued securities and the FFB 100% U.S. Treasury Fund may not invest in repurchase agreements, management of the Evergreen Fund does not believe its ability to make these types of investments results in increased risk. Transactions entered into by the Evergreen Fund on a when-issued basis are limited to short-term U.S. Treasury securities which are not generally subject to significant fluctuations in value. Similarly, any repurchase transactions entered into by the Evergreen Fund will be collateralized only by U.S. Treasury securities.












                       INFORMATION ABOUT THE REORGANIZATION

  DESCRIPTION OF THE MERGER


       On June 18, 1995, First Union entered into an Agreement and Plan of Merger (the "Merger Agreement") with FFB, the corporate parent of First Fidelity, which provides, among other things, for the Merger of FFB with and into a wholly-owned subsidiary of First Union, subject to the terms and conditions contained in the Merger Agreement. It is currently expected that the Merger will be consummated by January 1, 1996, subject to the satisfaction of various conditions of closing set forth in the Merger Agreement. Consummation of the Merger is expected to result in the nation's sixth largest bank holding company, with assets of approximately $118.5 billion based on total assets. Currently, First Union is the nation's ninth largest bank holding company, with assets of $83.1 billion as of June 30, 1995, and FFB is the 25th 27th largest, having $35.4 billion in assets as of June 30, 1995.


      Consummation of the Merger is subject to receipt of regulatory and stockholder approvals, as well as other conditions set forth in the Merger Agreement. No assurance can be given that the Merger will be consummated. In connection with the execution of the Merger Agreement, Banco Santander, S.A. ("Santander"), the owner of approximately 30 percent of the outstanding shares of FFB's common stock, agreed, among other things, to vote such shares in favor of the Merger Agreement. It is anticipated that subsequent to the Merger, Santander will own approximately 11% of First Union's outstanding shares of common stock. The Merger is not in any way conditioned upon the approval by shareholders of any mutual fund currently managed by First Fidelity, and it is expected that the Merger will take place whether or not the transaction described herein is approved by such shareholders.

       As a result of the Merger, it is expected that FUNB and Evergreen Asset will succeed to the investment advisory and administrative functions currently performed for the FFB Funds by various units of First Fidelity. It is also expected that First Fidelity, or its successors, will no longer provide investment advisory or administrative services to investment companies.

  REASONS FOR THE REORGANIZATION

       The Board of Trustees of FFB Funds Trust has considered and approved each Reorganization, including entry by FFB Funds Trust on behalf of each FFB Fund into the Plan, as in the best interests of the shareholders. In addition, the Trustees have approved the Interim Advisory Agreement with respect to each FFB Fund.


       As noted above, FFB has agreed to merge with and into a wholly-owned subsidiary of First Union. FFB is the parent company of First Fidelity, investment adviser to the mutual funds which comprise FFB







  Funds Trust. The Merger will cause, as a matter of law, termination of the investment advisory agreement between each of the First Fidelity portfolio of FFB Funds Trust and First Fidelity. Accordingly, the Trustees have considered the recommendation of First Fidelity that the Trustees approve the proposed Reorganizations.


       In making their recommendation to the Trustees, the representatives of the respective banks First Fidelity and FUNB reviewed with the Trustees various factors about the Funds and the proposed Reorganizations. Except for the FFB U.S. Government Fund's ability to invest in obligations of agencies and instrumentalities of the U.S. Government, there are substantial similarities between the Evergreen Fund and the FFB Funds. Specifically, the Evergreen Fund and the FFB Funds have substantially similar investment objectives and policies, and comparable risk profiles. See, "Comparison of Investment Objectives and Policies" below. In terms of total net assets, the FFB Fund, U.S. Treasury Fund, FFB 100% U.S. Treasury Fund and FFB U.S. Government Fund at June 30, 1995, had net assets of approximately $1 billion, $15.3 million and $227.6 million, respectively. The Evergreen Fund's net assets at such date were approximately $1.4 billion. If the Reorganization Reorganizations had taken place as of June 30, 1995, the Evergreen Fund's net assets would have been approximately $2.6 billion and. First Fidelity and FUNB expect that the substantially increased assets of the Evergreen Fund will result in economies of scale and the delivery of more efficient investment management and shareholder services.


       In addition, assuming that an alternative to the Reorganizations would be to propose that the FFB Funds be separately managed by Evergreen Asset CMG or another affiliate of FUNB following the consummation of the Merger, the FFB Funds would thereafter share the same investment management resources and be offered through common distribution channels with the substantially identical Evergreen Fund. Each FFB Fund would also have to bear the cost of maintaining its separate existence. First Fidelity and FUNB believe that the prospect of dividing the resources of the FUNB/Evergreen mutual fund organization between four substantially identical funds Funds could result in each fund Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, both First Fidelity and FUNB believe that the proposed Reorganizations would be in the best interest of each Fund and its shareholders.


       The Board of Trustees of FFB Funds Trust met and considered the recommendation of First Fidelity and FUNB, and, in addition, considered among other things, (i) the terms and conditions of the Reorganizations;
  (ii) whether the Reorganizations would result in the economic dilution of shareholder interests; (iii) expense ratios, fees and expenses of each FFB Fund and the Evergreen Fund and of similar funds; the comparative performance records of each of the Funds; compatibility of






  their investment objectives and policies; service features available to shareholders in the respective funds Funds; the investment experience, expertise and resources of Evergreen Asset CMG; the service and distribution resources available to the Evergreen family of mutual funds and the broad array of investment alternatives available to shareholders of the Evergreen family of mutual funds, including the future marketing plans and resources expected to be used in connection with the Evergreen family of mutual funds; and the personnel and financial resources of First Union and its affiliates; (iv) the fact that FUNB will bear the expenses incurred by each FFB Fund in connection with the Reorganizations; (v) the fact that the Evergreen Fund will assume certain identified liabilities of each FFB Fund; and (vi) the expected federal income tax consequences of the Reorganizations.

       The Trustees also considered the benefits to be derived by shareholders of the FFB Funds from the sale of its assets to the Evergreen Fund. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation by shareholders of the FFB Funds in the combined fund. In addition, the Trustees considered that there are alternatives available to shareholders of the FFB Funds, including the ability to redeem their shares, as well as the option to vote against a Reorganization.



       During their consideration of the Reorganizations, the Trustees met with FFB Fund counsel as well as counsel to the Independent Trustees regarding the legal issues involved. The Trustees of the Evergreen Investment Trust also concluded at a regular meeting on July 27, 1995 that the proposed Reorganizations would be in the best interests of shareholders of the Evergreen Fund and that the interests of the shareholders of the Evergreen Fund will not be diluted as a result of the transactions contemplated by the Reorganizations.


       The Trustees have voted to retain their ability to make claims under their existing Directors and Officers Errors and Omissions Liability Insurance Policy for a period of three years following the consummation of the Reorganization. FFB and First Union have agreed to take appropriate steps to insure that the cost of extending such coverage will not be borne by the FFB Fund's shareholders.

       THE TRUSTEES OF FFB FUNDS TRUST RECOMMEND THAT THE SHAREHOLDERS OF THE FFB FUNDS APPROVE THE PROPOSED REORGANIZATIONS.

  AGREEMENT AND PLAN OF REORGANIZATION

       The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).


       Each Plan provides that the Evergreen Fund will acquire substantially all of the assets of the FFB Fund in exchange for Class A shares of the Evergreen Fund and the assumption by the Evergreen Fund of






  certain identified liabilities of the FFB Fund on or about January 19, 1996 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, the FFB Fund will endeavor to discharge all of its known liabilities and obligations. The Evergreen Fund will not assume any liabilities or obligations of the FFB Fund other than those reflected in an unaudited statement of assets and liabilities of the FFB Fund prepared as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), currently 4:00 p.m. Eastern Time, on the Closing Date. The number of full and fractional Class A shares of the Evergreen Fund to be received by the shareholders of the FFB Fund will be determined on the basis of the relative by multiplying the shares outstanding of each class of the particular FFB Fund by the ratio computed by dividing the net asset value per share of Class A shares each such class of the Evergreen particular FFB Fund and by the net asset values attributable to each Class of shares of each FFB value per share of the Evergreen Fund, computed as of the close of regular trading on the NYSE on the Closing Date. The net asset value per share of each Class class will be determined by dividing assets, less liabilities, in each case attributable to the respective Class class, by the total number of outstanding shares. Since the Evergreen Fund and the FFB Funds each maintain a value of $1.00 per share, the number of full and fractional Class A shares which will be received by an FFB Fund shareholder will equal the number of FFB Fund shares owned by such shareholder.


       State Street Bank and Trust Company, the custodian for the Evergreen Fund, will compute the value of the Funds' each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statement of Additional Information of the Evergreen Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such rule by the SEC's Division of Investment Management.


       At or prior to the Closing Date, the each FFB Funds Fund shall have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the FFB Fund's shareholders (in shares of each FFB Fund, or in cash, as the shareholder has previously elected) all of each FFB Fund's investment company taxable income for the taxable year ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable years ending on or prior to the Closing Date (after reductions for any capital loss carryforward).


        As soon after the Closing Date as conveniently practicable, each FFB Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional Class A shares of the Evergreen Fund received by each FFB Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the FFB Funds' shareholders on the share records of the Evergreen Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional







  Class A shares of the Evergreen Fund due to the FFB Funds' shareholders. All issued and outstanding shares of the FFB Funds, including those represented by certificates, will be canceled. The Evergreen Fund does not issue share certificates to shareholders. The shares of the Evergreen Fund to be issued will have no preemptive or conversion rights. After such distribution and the winding up of its affairs, each FFB Fund will be terminated. In connection with such termination, each FFB Fund will file with the SEC an application for termination as a registered investment company.


       The consummation of the Reorganization is subject to the conditions set forth in the Plan for each FFB Fund, including approval by each FFB Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of the FFB Funds' Fund's shareholders, each Plan may be terminated (a) by the mutual agreement of the FFB Fund and the Evergreen Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.


       The expenses of the FFB Funds in connection with the Reorganizations (including the cost of any proxy soliciting agents) and the expenses of the Evergreen Fund (other than securities registration fees) will be borne by FUNB. No portion of such expenses shall be borne directly or indirectly by the FFB Funds or their shareholders.
  Following the Reorganizations, the Evergreen Fund will not be assuming any liabilities or making any reimbursements in connection with the 12b-1 Plan or shareholder servicing arrangements of the FFB Funds. No portion of such expenses shall be borne directly or indirectly by the FFB Funds or their shareholders. If the Merger is not completed, First Fidelity will bear the expenses of the FFB Fund Funds and FUNB will bear the expenses of the Evergreen Fund.

       If the Reorganization is not approved by shareholders of an FFB Fund, the Board of Trustees of the FFB Funds Trust will consider other possible courses of action in the best interests of shareholders. If the Merger is not completed, the Reorganizations will not be completed regardless of the vote of the FFB Funds' shareholders.

  FEDERAL INCOME TAX CONSEQUENCES

       Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of a Reorganization, each FFB Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court







  decisions, for federal income tax purposes, upon consummation of the
  Reorganization:

            (1) The transfer of substantially all of the assets of the FFB Fund solely in exchange for shares of the Evergreen Fund and the assumption by the Evergreen Fund of certain identified liabilities, followed by the distribution of the Evergreen Fund's shares by the FFB Fund in dissolution and liquidation of the FFB Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and the Evergreen Fund and the FFB Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) No gain or loss will be recognized by the FFB Fund on the transfer of substantially all of its assets to the Evergreen Fund solely in exchange for the Evergreen Fund's shares and the assumption by the Evergreen Fund of certain identified liabilities of the FFB Fund or upon the distribution of the Evergreen Fund's shares to the FFB Fund's shareholders in exchange for their shares of the FFB Fund;

            (3) The tax basis of the assets transferred will be the same to the Evergreen Fund as the tax basis of such assets to the FFB Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Evergreen Fund will include the period during which the assets were held by the FFB Fund;

            (4) No gain or loss will be recognized by the Evergreen Fund upon the receipt of the assets from the FFB Fund solely in exchange for the shares of the Evergreen Fund and the assumption by the Evergreen Fund of certain identified liabilities of the FFB Fund;

            (5) No gain or loss will be recognized by the FFB Fund's shareholders upon the issuance of the shares of the Evergreen Fund to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of the FFB Fund; and

            (6) The aggregate tax basis of the shares of the Evergreen Fund, including any fractional shares, received by each of the shareholders of the FFB Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the FFB Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Evergreen Fund, including fractional shares, received by each such shareholder will include the period during which the shares of the FFB Fund exchanged therefor were held by such shareholder (provided that the shares of the FFB Fund were held as a capital asset on the date of the Reorganization).

       Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, each FFB Fund shareholder would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her FFB Fund shares and the fair market value of the Evergreen Fund shares he or she






  received. Shareholders of each FFB Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of each FFB Fund should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.


       It is not expected that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of the Evergreen Fund.

  PRO-FORMA CAPITALIZATION

       The following tables show the capitalization of the Evergreen Fund and the FFB Funds as of August 31, 1995 individually and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value:



                 CAPITALIZATION OF THE FFB FUNDS AND THE EVERGREEN FUND

                                                FFB FUNDS
                                                                                                     CLASS A
                              SERVICE                        INSTITUTIONAL                           SHARES
                           CLASS SHARES                      CLASS SHARES               EVERGREEN    PRO-FORMA
                   100%     U.S.      U.S.        100%        U.S.         U.S.         FUND CLASS   FOR REOR-
                   Treasury Treasury  Government  Treasury    Treasury     Government   A SHARES     GANIZATION

    Net Assets......N/A    $201,000  $17,200     $25,425,094 $887,079,161 $237,320,229 $1,178,477,440 $2,328,520,124
    Shares
      Outstanding*..N/A     201,000   17,200      25,425,094  887,079,161  237,320,229  1,178,477,440   2,328,520,124
    Net Asset Value
     per Share......N/A     $1.00     $1.00        $1.00       $1.00        $1.00        $1.00            $1.00


    * Had the Reorganizations been consummated on August 31, 1995, the FFB U.S. Treasury Fund, FFB 100% U.S. Treasury Fund and FFB U.S. Government Fund would have received respectively _____, _____, and _____887,280,161, 25,425,094 and 237,337,429 Class A shares of the
  Evergreen Fund, which would then be available for distribution to shareholders. No assurance can be given as to how many Class A shares of the Evergreen Fund FFB Fund shareholders will receive on the date that the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of Class A shares of the Evergreen Fund that will actually be received on or after such date.


  SHAREHOLDER INFORMATION
  .








       As of September 8, 1995 (the "Record Date"), there were the following number of each Class of shares of beneficial interest of the FFB Funds outstanding:

  U.S. Treasury
    Service Class -                 171,178
    Institutional Class -       907,446,357

  100% U.S. Treasury
    Service Class -                     N/A
    Institutional Class -        27,355,734

  U.S. Government
    Service Class -                  17,220
    Institutional Class -       257,461,490

       As of the Record Date, the officers and Trustees of FFB Funds Trust beneficially owned as a group less than 1% of the outstanding shares of each FFB Fund. To the FFB Funds Trust's knowledge, the following persons owned beneficially or of record more than 5% of each FFB Fund's total outstanding shares as of the Record Date:

                                                                             PERCENTAGE OF
                                                 NUMBER         PERCENTAGE   TOTAL SHARES
   NAME AND ADDRESS             CLASS            OF SHARES      OF CLASS     OUTSTANDING

   First Fidelity Bank,      U.S. Treasury/      618,440,266    68.02%       68.02%
      N.A., N.J.*            Institutional
   c/o Asset Management
   Attn: Joanne Monteiro
   Broad & Walnut Streets
   Philadelphia, PA 19109

   First Fidelity Bank,      100% U.S. Treasury/   5,463,533    19.97%       19.97%
      N.A., N.J.*            Institutional
   c/o Asset Management
   Attn: Joanne Monteiro
   Broad & Walnut Streets
   Philadelphia, PA 19109

   Trustmark National Bank   100% U.S. Treasury/   7,615,883    27.84%       27.84%
   Trust Dept.               Institutional
   248 E. Capital Street
   Jackson, MI 39201

   Capital Network Services  100% U.S. Treasury/   5,976,200    21.85%       21.85%
   One Bush Street, 11th Fl. Institutional
   San Francisco, CA 94104

   Leo W. Borellis           100% U.S. Treasury/   1,546,454     5.65%        5.65%
   13 Grove Terrace          Institutional
   Sparta, NJ 07871






   First Fidelity Bank,      U.S. Government/      184,575,677  71.69%       71.69%
      N.A., N.J.*            Institutional
   c/o Asset Management
   Attn: Joanne Monteiro
   Broad & Walnut Streets
   Philadelphia, PA 19109

   National Financial        U.S. Government/       18,361,275   7.13%        7.13%
     Services Corp.          Institutional
   For the Exclusive
     Benefit of our
     Customers
   Attn:  Mike McLaughlin
   200 Liberty Street
   New York, NY 10281

   -----------------------------


  * Most of the shares held by First Fidelity are in accounts for the Bank's fiduciary, agency or custodial customers.


       As of September 8, 1995, the following number of each Class of the shares of the Evergreen Fund were outstanding: Class A -- _____________ 1,229,413,639; Class B -- ___________0 and Class Y -- _____________
  269,484,860.

       As of the Record Date, the officers and Trustees of the Evergreen Fund beneficially owned as a group less than 1% of the outstanding
  shares of the Evergreen Fund.   To the Evergreen Fund's knowledge, the
  following persons owned beneficially or of record more than 5% of the Evergreen Fund's total outstanding shares as of the Record Date:

                                                                  PERCENTAGE OF
                                       NUMBER OF    PERCENTAGE    TOTAL SHARES
   NAME AND ADDRESS           CLASS    SHARES       OF CLASS      OUTSTANDING

   First Union National
      Bank of NC                A      217,801,127   17.75%       14.53%
   Attn: Cap Account Dept.
   One First Union Center
   301 S. College Street
   Charlotte, NC  28202

   First Union National
     Bank of GA                 A       91,614,862    7.47%        6.11%
   Attn: Cap Account Dept.
   One First Union Center
   Charlotte, NC 28288

   First Union National
     Bank of FL                 A       403,853,753  32.91%       26.94%
   Attn: Cap Account Dept.
   One First Union Center







   Charlotte, NC  28288

   First Union National
     Bank of VA                 A       136,107,546  11.09%        9.08%
   Attn: Cap Account Dept.
   One First Union Center
   Charlotte, NC  28288

   First Union National Bank    Y       269,335,354  99.93%        7.97%
   Trust Accounts
   Attn: Ginny Batten
   11th Floor
   CMG-1151
   301 S. Tryon Street
   Charlotte, NC  28288


                      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

        The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statements of Additional Information of the Funds. The investment objectives, policies and restrictions of the Evergreen Fund can be found in the Prospectus of the Evergreen Fund under the caption "Investment Objectives and Policies." The Evergreen Fund's Prospectus also offers additional funds advised by Evergreen Asset or CMG. These additional funds are not involved in the Reorganizations, their investment objectives, policies and restrictions are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objectives, policies and restrictions of the FFB Funds can be found in the Prospectuses of the FFB Funds under the caption "Investment Objective and Policies."

  Evergreen Treasury Money Market Fund

       The investment objective of the Evergreen Fund, which is a matter of fundamental policy that may not be changed without shareholder approval, is to maintain stability of principal while earning current income. However, the Fund will only attempt to seek income to the extent consistent with stability of principal and, therefore, investments will only be made in short-term United States Treasury obligations with an average dollar-weighted maturity of 90 days or less. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.

       The Evergreen Fund is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.







       The short-term United States Treasury obligations in which the Evergreen Fund invests are issued by the U.S. Government and are fully guaranteed as to principal and interest by the United States. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Evergreen Fund within 397 days from the date of acquisition. The Evergreen Fund may also retain Fund assets in cash.

  The Evergreen Fund may employ certain additional investment strategies which are discussed in the "Investment Practices and Restrictions" section of the Evergreen Fund's Prospectus.

  FFB 100% Treasury Fund

       The investment objective of the FFB 100% Treasury Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in the short-term, direct obligations of the United States Treasury. The Fund does not invest in repurchase agreements or when-issued securities, investment techniques available to the Evergreen Fund. For a discussion of the Evergreen Fund's policy of engaging in repurchase agreements and when-issued securities see its Prospectus under the caption "Investment Practices and Restrictions".

  FFB U.S. Treasury Fund


       The investment objective of the FFB U.S. Treasury Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in short-term, direct obligations of the United States Treasury. The Fund seeks to achieve this objective by investing in the same type of securities as the Evergreen Fund except that the Fund may not purchase when-issued securities.

  FFB U.S. Government Fund

       The FFB U.S. Government Fund invests in obligations issued or guaranteed by the United States Government and, in addition, (unlike the FFB U.S. Treasury Fund, the FFB 100% U.S. Treasury Fund and the Evergreen Fund) may also invest in obligations issued by agencies or instrumentalities of the United States Government. The FFB U.S. Government Fund may not purchase when-issued securities. If shareholders of the FFB U.S. Government Fund vote to approve the Plan and the Plan is consummated, the Evergreen Fund, the surviving Fund, will not be able to invest in obligations issued by the agencies or instrumentalities of the United States Government.


       The characteristics of each investment policy and the associated risks are described in the Prospectus and Statement of Additional Information of each Fund. the Evergreen Fund and the FFB Funds have








  other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

               COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

  FORM OF ORGANIZATION

       FFB Funds Trust and Evergreen Investment Trust are open-end management investment companies registered with the SEC under the 1940 Act which continuously offer shares to the public. Each is organized as a Massachusetts business trust and is governed by a Declaration of Trust, By-Laws and Board of Trustees. Both are also governed by applicable Massachusetts and Federal law. The FFB Funds are each a series of FFB Funds Trust. The Evergreen Fund is a series of Evergreen Investment Trust.

  CAPITALIZATION

       The beneficial interests in the Evergreen Fund are represented by an unlimited number of transferable shares of beneficial interest with no par value per share. The beneficial interests in the FFB Funds are represented by an unlimited number of transferable shares of beneficial interest with a $0.001 par value. The respective Declarations of Trust under which each Fund has been established permit the respective Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares have equal voting rights with respect to matters affecting shareholders of all classes of each Fund, and each series of the Trust under which the Fund has been established, and represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by FFB Funds Trust's Trustees or Evergreen Investment Trust's Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval or amendments of Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval or amendments of investment advisory agreements or proposed reorganizations, that affect only their particular series.

  SHAREHOLDER LIABILITY

       Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the respective Declarations of Trust under which the Funds were established disclaim shareholder liability for acts or obligations of the portfolio or series and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declarations of Trust provide for indemnification out of the series' property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a






  shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series itself would be unable to meet its obligations. A substantial number of mutual funds in the United States are organized as Massachusetts business trusts.

  SHAREHOLDER MEETINGS AND VOTING RIGHTS

       Neither the Evergreen Investment Trust nor FFB Funds Trust, on behalf of the Funds or any of their other series, is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% (25% in the case of Evergreen Investment Trust) of the outstanding shares. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. If Trustees of the Evergreen Investment Trust fail or refuse to call a meeting as required by its Declaration of Trust for a period of 14 days after a request in writing by shareholders holding an aggregate of at least 25% of the shares outstanding, then shareholders holding said 25% may call and give notice of such meeting. Evergreen Investment Trust and FFB Funds Trust currently do not intend to hold regular shareholder meetings. Neither permits cumulative voting. A majority of shares entitled to vote on a matter constitutes a quorum for consideration of such matter. In either case, a majority of the shares voting is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940
  Act).

  LIQUIDATION OR DISSOLUTION

       In the event of the liquidation of a Fund the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them and recorded on the books of the Fund.

  LIABILITY AND INDEMNIFICATION OF TRUSTEES

       The Declaration of Trust of Evergreen Investment Trust provides that no Trustee or officer shall be liable to the Fund or to any shareholder, Trustee, officer, employee or agent of the Fund for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Declaration of Trust provides that a Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with Evergreen Investment Trust unless such Trustee or officer shall have been






  adjudicated to have acted with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, or not to have acted in good faith that his or her action was in the best interest of the Trust. The Declaration of Trust also provides that a Trustee or officer is not entitled to indemnification against liabilities in the event of settlement unless there has been a determination that such Trustee or officer has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.

       The Declaration of Trust of FFB Funds Trust provides that no Trustee, officer or agent shall be personally liable to any person for any action or failure to act, except for his or her own bad faith, willful misfeasance, or gross negligence, or reckless disregard of his or her duties. The Declaration of Trust provides that a Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with FFB Funds Trust, unless such Trustee or officer shall have been adjudicated to have acted with bad faith, willful misfeasance, or gross negligence, or in reckless disregard of his or her duties, or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of FFB Funds Trust, or, in the event of settlement, unless there has been a determination that such Trustee or officer has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.

  RIGHTS OF INSPECTION

       Shareholders of the respective Funds have the same right to inspect in Massachusetts the governing documents, records of meetings of shareholders, shareholder lists, share transfer records, accounts and books of the Fund as are permitted shareholders of a corporation under the Massachusetts corporation law. The purpose of inspection must be for interests of shareholders relative to the affairs of the Fund.

       The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws and Massachusetts law and is not a complete description of those documents or law.
  Shareholders should refer to the provisions of such respective
  Declarations of Trust, By-Laws, and Massachusetts law directly for more complete information.

                   INFORMATION REGARDING THE PROPOSED INTERIM
                               ADVISORY AGREEMENT


  INTRODUCTION



       In view of the Merger Agreement discussed above, and the factors discussed below, the Board of Trustees of FFB Funds Trust recommends that shareholders of each FFB Fund approve the proposed Interim Advisory Agreement. The Interim Advisory Agreement would become effective as of






  the consummation of the Merger which, as noted earlier, is currently anticipated to occur by January 1, 1996. The Interim Advisory Agreement would remain in effect until the closing date Closing Date for the Reorganization. The terms of the Interim Advisory Agreement are essentially the same as the Existing Advisory Agreement (as defined below). The only differences between the Existing Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, are that the investment adviser would be CMG instead of First Fidelity and the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which CMG would become the investment adviser to each FFB Fund, as well as the services to be provided by CMG pursuant thereto is set forth below under "Advisory Services" ." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to a Form form of the Interim Advisory Agreement, which will be used for each FFB Fund, attached hereto as Exhibit B.

       First Fidelity, 765 Broad Street, Newark, New Jersey 07102, has served as investment adviser to each FFB Fund since the commencement of operations of the FFB Fund pursuant to a Master Advisory Contract, dated February 10, 1988 and Advisory Contract Supplement dated February 10, 1988, February 10, 1988 and October 13, 1994 for the FFB U.S. Treasury Fund, FFB U.S. Government Fund and FFB 100% U.S. Treasury Fund, respectively. As used herein, the Master Advisory Contract and the Advisory Contract Supplement for each FFB Fund, taken together, are referred to as the FFB Fund's "Existing Advisory Agreement." At a meeting of the Board of Trustees of the FFB Funds Trust held on August 9, 1995, the Trustees, including all of the Independent Trustees, approved the proposed Interim Advisory Agreement for each FFB Fund.


       The Trustees have authorized FFB Funds Trust, on behalf of each FFB Fund and subject to shareholder approval of the Interim Advisory Agreement, to enter into the Interim Advisory Agreement with Evergreen Asset CMG to become effective upon consummation of the Merger. If the Interim Advisory Agreement for each FFB Fund is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to the FFB Fund's investment advisory arrangements at that time. Each Existing Advisory Agreement for the FFB U.S. Treasury Fund and the FFB U.S. Government Fund was approved by each Fund's sole shareholder on June 11, 1987. The Existing Advisory Agreements for the FFB U.S. Treasury Fund and the FFB U.S. Government Fund were last approved by the Trustees, including a majority of the Independent Trustees, on December 8, 1994. The Existing Advisory Agreement for the FFB 100% U.S. Treasury Fund was last approved by the Trustees, including a majority of the Independent Trustees, on October 13, 1994.

  COMPARISON OF THE INTERIM ADVISORY AGREEMENT AND THE EXISTING ADVISORY
  AGREEMENT

       Advisory Services.     The management and advisory services to be
  provided by Evergreen Asset under the Interim Advisory Agreement are identical to those currently provided by First Fidelity under the







  Existing Advisory Agreement. Under the Existing Advisory Agreement, First Fidelity manages the FFB Fund and furnishes to the FFB Fund investment guidance and policy direction in connection therewith. First Fidelity provides to the FFB Fund, among other things, information relating to portfolio composition, credit conditions and average maturity of the portfolio of the FFB Fund. First Fidelity also furnishes to the Trustees periodic reports on the investment performance of the FFB Fund.


       Pursuant to the Existing Advisory Agreement, First Fidelity provides administrative assistance in connection with the operations of the FFB Fund. Administrative services provided by First Fidelity include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the FFB Funds Trust's officers and the Trustees, (iii) handling general shareholder relations with investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts and (iv) compiling information required in connection with The the FFB Lexicon Fund's Funds Trust's filings with the SEC.


       Furman Selz currently acts as administrator of the FFB Fund. Furman Selz has its offices at 237 Park Avenue, New York, New York 10017. If the Interim Advisory Agreement is approved by shareholders of the FFB Fund, Furman Selz will continue during the term of the Interim Advisory Agreement as the FFB Fund's administrator for the same compensation as currently received. See "Summary-Investment Advisers, Sub-Adviser and Administrators."


       Fees and Expenses.     The investment advisory fees and expense
  limitations for each FFB Fund under the Existing Advisory Agreement and the proposed Interim Advisory Agreement are identical. See "Summary-Investment Advisers, Sub-Adviser and Administrators."

       Expense Reimbursement. The Existing Advisory Agreement includes a provision calling for expense limitations equal to the most restrictive limitation imposed from time to time by states where the FFB Fund's shares are qualified for sale. Currently, the most restrictive state expense limitation provision applicable to the FFB Fund limits the Fund's annual expenses to 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of such assets and 1.5% of any such assets in excess of $100 million. The Interim Advisory Agreement contains an identical provision.

       Payment of Expenses and Transaction Charges. Under the Existing Advisory Agreement, the FFB Fund is responsible for all of its expenses and liabilities, including compensation of the Independent Trustees of FFB Funds Trust; taxes and governmental fees; interest charges; fees and expenses of the Fund's independent accountants and legal counsel; trade






  association membership dues; fees and expenses of any custodian (including fees and expenses for keeping books and accounts and calculating the net asset value of shares of the Fund), transfer agent, registrar and dividend disbursing agent of the Fund; expenses of issuing, redeeming, registering and qualifying for sale the Fund's shares; expenses of preparing and printing share certificates, prospectuses, shareholders' reports, notices, proxy statements and reports to regulatory agencies; the cost of office supplies; travel expenses of all officers, Trustees and employees; insurance premiums; brokerage and other expenses of executing portfolio transactions; expenses of shareholders' meetings; organizational expenses; and extraordinary expenses.

       The Interim Advisory Agreement contains an identical provision.

       Limitation of Liability. The Existing Advisory Agreement provides that First Fidelity shall not be liable to the FFB Fund for any mistake in judgment or in any other event whatsoever except for lack of good faith, provided that nothing in the Existing Advisory Agreement shall be deemed to protect or purport to protect First Fidelity against the liability to FFB Funds Trust or its shareholders to which First Fidelity would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of First Fidelity's duties under the Agreement or by reason of First Fidelity's reckless disregard of its obligations and duties.

       The Interim Advisory Agreement contains an identical provision in terms of CMG's liability.

       Term. If approved by the shareholders of a FFB Fund, the Interim Advisory Agreement between the FFB Fund and CMG will become effective on the consummation of the Merger. The Interim Advisory Agreement will be in effect for the period of time between the effective date of the Merger and the Closing Date for the Reorganization. The Existing Advisory Agreement provides for an initial term of two years. Thereafter, the Existing Advisory Agreement will be continued from year to year, provided that its continuation is specifically approved at least annually (a) by the vote of a majority of the outstanding voting securities of the FFB Fund (as defined in the 1940 Act) or by the Board of Trustees and (b) by the vote, cast in person at a meeting called for the purpose, of a majority of the Independent Trustees. The Interim Advisory Agreement for the FFB Fund contains an identical provision.

       Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the FFB Fund (as defined in the 1940
  Act) or by a vote of a majority of FFB Fund Trust's entire Board of Trustees on 60 days' written notice to CMG or by CMG on 60 days' written notice to FFB Funds Trust. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Existing Advisory Agreement for the FFB Fund contains identical provisions as to termination and assignment.






  INFORMATION ABOUT THE FFB FUNDS' CURRENT AND PROPOSED INTERIM INVESTMENT ADVISERS


       First Fidelity. First Fidelity currently serves as the investment adviser for each FFB Fund. First Fidelity is a national banking association which provides commercial banking and trust business services throughout New Jersey and in Pennsylvania, Maryland and New York. It is a wholly-owned subsidiary of First Fidelity Incorporated, originally established in 1812, which, as a result of a reorganization with Fidelcor, Inc., a Pennsylvania bank holding company, is now a wholly-owned subsidiary of FFB. FFB, a New Jersey corporation, provides financial and related services through its subsidiary organizations.
  The investment advisory services of First Fidelity are provided through the Asset Management Group of the Trust Division which, as of June 30, 1995, had approximately $15 billion of client assets under management. First Fidelity has provided investment advisory services to investment companies since 1986 and currently acts as investment adviser to the First Fidelity family of mutual funds.


       For the fiscal year ended August 31 February 28, 1995, First Fidelity received an aggregate of $ , $ $1,251,171 and $ $730,462 in management fees from the FFB U.S. Treasury Fund, and the FFB U.S. Government Fund and FFB 100% U.S. Treasury Fund, respectively, which is equal to an annual fee of %, % and %, respectively, 0.35% of each FFB
  Fund's average daily net assets.   Absent voluntary waivers, First
  Fidelity, for such period would have received $ , $ , and $ , respectively, in management fees ( %, % and %, respectively, of each FFB Fund's average daily net assets) For the period April 10, 1995 (commencement of operations) through August 31, 1995, First Fidelity waived management fees of $8,931 from the FFB 100% U.S. Treasury Fund. Absent such waiver, First Fidelity's management fee would be 0.14% of average daily net assets of the Fund.


       First Fidelity also acts as custodian and transfer agent for each FFB Fund. For these services, First Fidelity received custodian fees of $ and transfer agent fees of $ $135,889 and $69,460, respectively, from the FFB U.S. Treasury Fund ; custodian fees of $ and transfer agent fees of $ from the FFB U.S. Government Fund ; and custodian fees of $ and transfer agent fees of $ for the fiscal year ended February 28, 1995. For the period April 10, 1995 (commencement of operations) through August 31, 1995, First Fidelity waived custodian fees of $1,199 from the FFB 100% U.S. Treasury Fund.


       Absent voluntary waivers, First Fidelity would have received custodian fees of $ and transfer agent fees of $ First Fidelity also acts as transfer agent for each FFB Fund. No fees have been paid to First Fidelity in such capacity. Furman Selz serves as sub-transfer agent for the FFB Funds. Furman Selz received $1,020 and $2,075 from the FFB U.S. Treasury Fund ; custodian fees of $ and transfer agent fees of $ from the FFB U.S. Government Fund; and custodian fees of $ and transfer agent fees of $, respectively for the fiscal year ended February 28, 1995. For the period April 10, 1995 (commencement of







  operations) through August 31, 1995, Furman Selz waived sub-transfer agent charges of $121 from the FFB 100% U.S. Treasury Fund. First Fidelity will continue to act as the FFB Fund's custodian and transfer agent and Furman Selz will continue to act as sub-transfer agent during the term of the Interim Advisory Agreement.


       CMG. For information about CMG, FUNB, Evergreen Asset and First Union, see "Summary-Investment Advisers, Sub-Adviser and
  Administrators." The name, address and principal occupation of the principal executive officers and directors of FUNB are set forth in Appendix A to this Prospectus/Proxy Statement.


       During the term of the Interim Advisory Agreement, Evergreen Asset CMG will receive compensation for managing each FFB Fund at the same effective annual rate ( %(0.35% for the FFB U.S. Treasury Fund, % 0.35% for the FFB U.S. Government Fund and % 0% for the FFB 100% U.S. Treasury
  Fund) as received by First Fidelity, pursuant to the Existing Advisory Agreement (net of any waivers). Evergreen Asset CMG is the investment adviser to the Evergreen Fund which, if approved by shareholders of the FFB Fund, will acquire substantially all of the assets of the FFB Fund. Evergreen Asset CMG is entitled to receive an annual management fee equal to 0.35% of the Evergreen Fund's average daily net assets. For the fiscal year ended December 31, 1994, Evergreen Asset, CMG received $2,547,955 in management fees (0.20% of the Evergreen Fund's average daily net assets). Absent voluntary waivers, Evergreen Asset, for such period, would have received $4,498,232 in management fees(0.35% of the Evergreen Fund's average daily net assets). See "Summary-Investment Advisers, Sub-Adviser and Administrators."

       The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Information about the Reorganization - Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Existing Advisory Agreement.


                                ADDITIONAL INFORMATION

       Evergreen Fund. Information concerning the operation and management of the Evergreen Fund is incorporated herein by reference from the Prospectus dated July 7, 1995, a copy of which is enclosed, and Statement of Additional Information dated July 7, 1995. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Evergreen Fund, at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-807-2940.


       FFB Fund. Information about each FFB Fund is included in its current Prospectuses each dated June 30, 1995 (October 7, 1994 with respect to the FFB 100% U.S. Treasury Fund), and in the Statement of







  Additional Information of the same date that have been filed with the SEC, all of which are incorporated herein by reference. A copy Copies of each Prospectus and Statement of Additional Information and each Fund's the Annual Report dated February 28, 1995 of the FFB U.S. Treasury Fund and FFB U.S. Government Fund are available upon request and without charge by writing to the FFB Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-437-8790.


       Evergreen Investment Trust and FFB Funds Trust are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material, and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                     VOTING INFORMATION CONCERNING THE MEETING


       This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of FFB Funds Trust to be used at each Special Meeting of Shareholders to be held at 10 11:00 a.m. November 13 21, 1995, at the offices of the FFB Funds, 237 Park Avenue, New York, New York 10017 First Fidelity Bank, N.A., 123 South Broad Street, 5th Floor, Philadelphia, Pennsylvania 19109 and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is are first being mailed to shareholders on or about September 28 October 2, 1995. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the shares outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization Plan, FOR the Interim Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against the Plan and the Interim Advisory Agreement. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of FFB Funds Trust, 237 Park Avenue, New York, New York 10017. Unless revoked, all valid proxies will be voted in accordance with the






  specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby and FOR approval of the Interim Advisory Agreement.

       Approval of each Plan will require the affirmative vote of more than 50% of the outstanding voting securities, with all classes voting together as one class. Approval of the Interim Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less, with all classes voting together as one class. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.


       Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of FUNB or First Fidelity, their affiliates or other representatives of FFB Funds Trust (who will not be paid for their solicitation activities). Shareholder Communications Corp. ("SCC") has been engaged by First Fidelity to assist in soliciting proxies, and may contact certain shareholders of the FFB Funds over the telephone. Shareholders that are contacted by SCC may be asked to cast their vote by telephonic proxy. Such proxies will be recorded in accordance with the procedures set forth below. First Fidelity believes these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately reflected. SCC has received an opinion of Dechert Price & Rhoads that addresses the validity, under the applicable law of the Commonwealth of Massachusetts, of a proxy given orally. The opinion given by Dechert Price & Rhoads concludes that a Massachusetts court would find that there is no Massachusetts law or Massachusetts public policy against the acceptance of proxies signed by an orally-authorized agent.


       In all cases where a telephonic proxy is solicited, the SCC representative will ask you for your full name, address, social security or employer identification number, title (if you are authorized to act on behalf of an entity, such as a corporation), and number of shares owned. If the information solicited agrees with the information provided to SCC by First Fidelity, then the SCC representative will explain the process, read the proposals listed on the proxy card and ask for your instructions on each proposal. The SCC representative, although he or she will answer questions about the process, will not recommend to the shareholder how he or she should vote, other than to read any recommendations set forth in the proxy statement this Prospectus/Proxy Statement. Within 72 hours, SCC will send you a letter or mailgram to confirm your vote and asking you to call SCC immediately if your instructions are not correctly reflected in the confirmation.









       If you wish to participate in the Meeting, but do not wish to give your proxy by telephone, you may still submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you, whether in writing or by telephone, is revocable.


       In the event that sufficient votes to approve a Reorganization Plan are not received by November 13 21, 1995, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


       A shareholder who objects to the proposed Reorganization Plan will not be entitled under either Massachusetts law or the Declaration of Trust of FFB Funds Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Evergreen Fund which they receive in the transaction at their then-current net asset value. Shares of the FFB Funds may be redeemed at any time prior to the consummation of the Reorganizations. FFB Fund shareholders may wish to consult their tax advisers as to any differing consequences of redeeming FFB Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.


       FFB Funds Trust does not hold annual shareholder meetings. If a Reorganization Plan is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of FFB Funds Trust at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by FFB Funds Trust in a reasonable period of time prior to any such meeting.

       The votes of the shareholders of the Evergreen Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.


       NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the FFB Fund Funds whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.










                        FINANCIAL STATEMENTS AND EXPERTS

        The audited financial statements of each of the FFB Funds as of February 28, 1995 and financial highlights for the periods indicated therein have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of KPMG Peat Marwick LLP, independent accountants for the FFB Funds, given on the authority of said firm as experts in accounting and auditing.

       The audited financial statements of the Evergreen Fund as of December 31, 1994 and the financial highlights for the periods indicated therein have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the report of KPMG Peat Marwick LLP, independent accountants for the Evergreen Fund, given on the authority of said firm as experts in accounting and auditing.

                               LEGAL MATTERS

        Certain legal matters concerning the issuance of shares of the Evergreen Fund will be passed upon by Sullivan & Worcester, Washington, D.C.

                               OTHER BUSINESS

       The Trustees of FFB Funds Trust do not intend to present any other business at each Meeting. If, however, any other matters are properly brought before each Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.


       THE BOARD OF TRUSTEES OF FFB FUNDS TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS APPROVAL OF THE PLANS AND THE INTERIM ADVISORY AGREEMENTS, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLANS AND THE INTERIM ADVISORY AGREEMENTS.


  September 28 October 2, 1995
















                                   APPENDIX A

       The name, address and principal occupation of the principal executive officers and directors of First Union National Bank of North Carolina are as follows:


                                           Principal Occupation
   Name and Address                        During Past 5 Years

   Directors:

   Daniel T. Blue, Jr.                     Partner of Thigpen,
   Thigpen, Blue, Stephens &               Blue, Stephens &
     Fellows                               Fellows
   Legislative Bldg., Room 2304
   Raleigh, NC  27601-1096


   Ben Mayo Boddie                         Chairman & CEO of
   Boddie-Noell Enterprises, Inc.          Boddie-Noell
   P.O. Box 1908                           Enterprises, Inc.
   Rocky Mount, NC 27802


   John F.A.V. Cecil                       President of Biltmore
   Biltmore Dairy Farms, Inc.              Dairy Farms, Inc.
   P.O. Box 5355
   Asheville, NC  28813

   John Crosland, Jr.                      Chairman of the Board
   The Crosland Group, Inc.                of The Crosland Group
   135 Scaleybark Road
   Charlotte, NC 28209


   James F. Goodmon                        President & Chief
   Capitol Broadcasting Company,           Executive Officer of
     Inc.                                  Capitol Broadcasting
   2619 Eastern Blvd.                      Company, Inc.
   Raleigh, NC 27605

   Charles L. Grace                        President of Cummins
   Cummins Atlantic, Inc.                  Atlantic, Inc.
   P.O. Box 240729
   Charlotte, NC  28224-0729


   Raymond A. Bryan, Jr.                   Chairman & CEO of
   T.A. Loving Company                     T.A. Loving Company
   P.O. Drawer 919
   Goldsboro, NC  27530


   John W. Copeland                        President of Ruddick
   Ruddick Corporation                     Corporation
   2000 Two First Union Center
   Charlotte, NC 28282




                                           Principal Occupation
   Name and Address                        During Past 5 Years


   J. William Disher                       Chairman & CEO of Lance
   Lance Incorporated                      Incorporated
   P.O. Box 32368
   Charlotte, NC  28232

   Malcolm E. Everett, III                 Chairman & CEO of FUNB
   First Union National Bank of
   North Carolina
   310 S. Tryon Street
   Charlotte, NC  28288-0156


   Shelton Gorelick                        President of SGIC, Inc.
   SGIC, Inc.
   741 Kenilworth Ave.
   Suite 200
   Charlotte, NC 28204


   James E.S. Hynes                        Chairman of Hynes Sales
   Hynes Sales Company, Inc.               Company, Inc.
   P.O. Box 220948
   Charlotte, NC 28222

   Mackey J. McDonald                      President & CEO of VF
   VF Corporation                          Corporation
   P.O. Box 1022
   Reading, PA  19603


   Earl N. Phillips, Jr.                   President & CEO of
   First Factors Corporation               First Factors
   P.O. Box 2730                           Corporation
   High Point, NC 27261

   J. Gregory Poole, Jr.                   Chairman & President of
   Gregory Poole Equipment Company         Gregory Poole Equipment
   P.O. Box 469                            Company
   Raleigh, NC 27602


   Nelson Schwab, III                      Chairman & CEO of
   Paramount Parks                         Paramount Parks
   8720 Red Oak Boulevard
   Suite 315
   Charlotte, NC  28217


   George Shinn                            Chairman of Shinn
   Shinn Enterprises, Inc.                 Enterprises, Inc.
   One Hive Drive
   Charlotte, NC 28217







                                           Principal Occupation
   Name and Address                        During Past 5 Years


   John P. Rostan, III                     General Partner of
   Heritage Investments                    Heritage Investments
   P.O. Box 220
   Valdese, NC  28690

   Charles M. Shelton, Sr.                 General Partner of The
   The Shelton Companies, Inc.             Shelton Companies, Inc.
   3600 One First Union Center
   Charlotte, NC  28202


   Harley F. Shuford, Jr.                  President & CEO of
   Century Furniture Industries            Century Furniture
   P.O. Box 608                            Industries
   Hickory, NC  28603


   Principal Executive
   Officers:

   Austin A. Adams                         Executive Vice
                                           President


   Robert T. Atwood                        Executive Vice
                                           President and Chief
                                           Financial Officer

   Marion A. Cowell, Jr.                   Executive Vice
                                           President and General
                                           Counsel


   Edward E. Crutchfield, Jr.              Chairman, CEO of First
                                           Union Corporation, Vice
                                           Chairman of FUNB


   Malcolm E. Everett, III                 President

   John R. Georgius                        President of First
                                           Union Corporation


   James Hatch                             Senior Vice President
                                           and Corporate
                                           Controller

   Richard C. Highfield                    Senior Vice President
                                           of First Union
                                           Corporation








                                           Principal Occupation
   Name and Address                        During Past 5 Years


   Don R. Johnson                          Executive Vice
                                           President

   Ben C. Maffitt                          Executive Vice
                                           President

   Barbara K. Massa                        Senior Vice President


   Donald A. McMullen                      Executive Vice
                                           President
   H. Burt Melton                          Executive Vice
                                           President


   Malcolm T. Murray, Jr.                  Executive Vice
                                           President

   Alvin T. Sale                           Executive Vice
                                           President


   Ken Stancliff                           Senior Vice President
                                           and Corporate Treasurer


   Richard K. Wagoner                      Executive Vice
                                           President and General
                                           Fund Officer

   B. J. Walker                            Vice Chairman


   Fred Winkler                            Senior Vice President


   James B. Wolf                           Senior Vice President
                                           of First Union
                                           Corporation


       Unless otherwise indicated, the address of each person listed above is First Union National Bank of North Carolina, One First Union Center, Charlotte, NC 28288.

















                     VOTE THIS PROXY CARD TODAY
                   YOUR PROMPT RESPONSE WILL SAVE
                    THE EXPENSE OF ADDITIONAL MAILINGS

            (Please Detach at Perforation Before Mailing)

  ................................................................


             FFB FUNDS TRUST - FFB 100% U.S. TREASURY FUND

        SPECIAL MEETING OF SHAREHOLDERS -- NOVEMBER 13 21, 1995


  The undersigned hereby appoints, and Joseph Ready, Ben L. Jones and Mark Sipe and each of them, attorneys and proxies for the undersigned, with full powers of substitution and revocation, to represent the undersigned and to vote on behalf of the undersigned all shares of the FFB 100% U.S. Treasury Fund (the "Fund"), which the undersigned is entitled to vote at a Meeting of Shareholders of the Fund to be held at 237 Park Avenue, New York, New York, 10017 on November 13, 1995, at 10 123 South Broad Street, 5th Floor, Philadelphia, Pennsylvania 19109 on November 21, 1995, at 11:00 a.m. and any adjournments thereof (the "Meeting"). The undersigned hereby acknowledges receipt of the Notice of Meeting and Prospectus/Proxy Statement, and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the Meeting. A majority of the proxies present and acting at the Meeting in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the powers and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

  NOTE: Please sign exactly as your name appears on this Proxy. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or corporate officer, please give your full title.


  DATE:______________, 1995         _____________________________



                                     ______________________________
                                     Signature(s)


                                     ______________________________
                                     Title(s), if applicable

  PLEASE SIGN, DATE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.





  PLEASE INDICATE YOUR VOTE BY AN "X" IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

  1. To approve the proposed Agreement and Plan of Reorganization with the Evergreen Treasury Money Market Fund.

            [ ]  YES       [ ]  NO        [ ]  ABSTAIN

  2. To approve the proposed Interim Investment Advisory Agreement with the Capital Management Group of First Union National Bank of North Carolina.

            [ ]  YES       [ ]  NO        [ ]  ABSTAIN


       3. To consider and vote upon such other matters as In their discretion, the Proxies, and each of them, are authorized to vote upon any other business that may properly come before the Meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain the requisite quorums and for approvals. said meeting or any adjournments thereof.
  [ ] YES [ ] NO [ ] ABSTAIN


       These items are discussed in greater detail in the attached Prospectus/Proxy Statement. The Board of Trustees of the FFB Funds Trust has fixed the close of business on September 8, 1995, as the record date for the determination of shareholders entitled to notice of and to vote at the meeting Meeting.


       SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXIES ARE SET FORTH ON THE INSIDE COVER OF THE PROSPECTUS/PROXY STATEMENT.
  Joan V. Fiore
  Secretary


  September 28, 1995
  In their discretion, the Proxies, and each of them, are authorized to vote upon any other business that may properly come before the meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain the requisite quorums and for approvals.















                     VOTE THIS PROXY CARD TODAY
                   YOUR PROMPT RESPONSE WILL SAVE
                    THE EXPENSE OF ADDITIONAL MAILINGS

            (Please Detach at Perforation Before Mailing)

  ................................................................

             FFB FUNDS TRUST - FFB U.S. GOVERNMENT FUND

        SPECIAL MEETING OF SHAREHOLDERS -- NOVEMBER 13 21, 1995



  The undersigned hereby appoints, and Joseph Ready, Ben L. Jones and Mark Sipe and each of them, attorneys and proxies for the undersigned, with full powers of substitution and revocation, to represent the undersigned and to vote on behalf of the undersigned all shares of the FFB U.S. Government Fund (the "Fund"), which the undersigned is entitled to vote at a Meeting of Shareholders of the Fund to be held at 237 Park Avenue, New York, New York, 10017 on November 13, 1995, at 10 123 South Broad Street, Philadelphia, Pennsylvania 19109 on November 21, 1995, at 11:00 a.m. and any adjournments thereof (the "Meeting"). The undersigned hereby acknowledges receipt of the Notice of Meeting and Prospectus/Proxy Statement, and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the Meeting. A majority of the proxies present and acting at the Meeting in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the powers and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

  NOTE: Please sign exactly as your name appears on this Proxy. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or corporate officer, please give your full title.


  DATE:______________, 1995         _____________________________



                                     ______________________________
                                     Signature(s)


                                     ______________________________
                                     Title(s), if applicable

  PLEASE SIGN, DATE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.





  PLEASE INDICATE YOUR VOTE BY AN "X" IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

  1. To approve the proposed Agreement and Plan of Reorganization with the Evergreen Treasury Money Market Fund.

            [ ]  YES       [ ]  NO        [ ]  ABSTAIN

  2. To approve the proposed Interim Investment Adivsory Agreement with the Capital Management Group of First Union National Bank of North Carolina.

            [ ]  YES       [ ]  NO        [ ]  ABSTAIN


       3. To consider and vote upon such other matters as In their discretion, the Proxies, and each of them, are authorized to vote upon any other business that may properly come before the Meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain the requisite quorums and for approvals. said meeting or any adjournments thereof.
  [ ] YES [ ] NO [ ] ABSTAIN


       These items are discussed in greater detail in the attached Prospectus/Proxy Statement. The Board of Trustees of the FFB Funds Trust has fixed the close of business on September 8, 1995, as the record date for the determination of shareholders entitled to notice of and to vote at the meeting Meeting.


       SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXIES ARE SET FORTH ON THE INSIDE COVER OF THE PROSPECTUS/PROXY STATEMENT.


  Joan V. Fiore
  Secretary



  September 28, 1995
  In their discretion, the Proxies, and each of them, are authorized to vote upon any other business that may properly come before the meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain the requisite quorums and for approvals.













                     VOTE THIS PROXY CARD TODAY
                   YOUR PROMPT RESPONSE WILL SAVE
                    THE EXPENSE OF ADDITIONAL MAILINGS

            (Please Detach at Perforation Before Mailing)

  ................................................................

             FFB FUNDS TRUST - FFB U.S. TREASURY FUND


        SPECIAL MEETING OF SHAREHOLDERS -- NOVEMBER 13 21, 1995



  The undersigned hereby appoints, and Joseph Ready, Ben L. Jones and Mark Sipe and each of them, attorneys and proxies for the undersigned, with full powers of substitution and revocation, to represent the undersigned and to vote on behalf of the undersigned all shares of the FFB U.S. Treasury Fund (the "Fund"), which the undersigned is entitled to vote at a Meeting of Shareholders of the Fund to be held at 237 Park Avenue, New York, New York, 10017 on November 13, 1995, at 10 123 South Broad Street, 5th Floor, Philadelphia, Pennsylvania 19109 on November 21, 1995, at 11:00 a.m. and any adjournments thereof (the "Meeting"). The undersigned hereby acknowledges receipt of the Notice of Meeting and Prospectus/Proxy Statement, and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the Meeting. A majority of the proxies present and acting at the Meeting in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the powers and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

  NOTE: Please sign exactly as your name appears on this Proxy. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or corporate officer, please give your full title.


  DATE:______________, 1995         _____________________________



                                     ______________________________
                                     Signature(s)


                                     ______________________________
                                     Title(s), if applicable

  PLEASE SIGN, DATE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.





  PLEASE INDICATE YOUR VOTE BY AN "X" IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

  1. To approve the proposed Agreement and Plan of Reorganization with the Evergreen Treasury Money Market Fund.

            [ ]  YES       [ ]  NO        [ ]  ABSTAIN

  2. To Approve the Proposed Interim Investment Advisory Agreement with the Capital Management Group of First Union National Bank of North Carolina.

            [ ]  YES       [ ]  NO        [ ]  ABSTAIN


       3. To consider and vote upon such other matters as In their discretion, the Proxies, and each of them, are authorized to vote upon any other business that may properly come before the Meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain the requisite quorums and for approvals. said meeting or any adjournments thereof.
  [ ] YES [ ] NO [ ] ABSTAIN


       These items are discussed in greater detail in the attached Prospectus/Proxy Statement. The Board of Trustees of FFB Funds Trust has fixed the close of business on September 8, 1995, as the record date for the determination of shareholders entitled to notice of and to vote at the meeting Meeting.


       SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXIES ARE SET FORTH ON THE INSIDE COVER OF THE PROSPECTUS/PROXY STATEMENT.
  Joan V. Fiore
  Secretary


  September 28, 1995
  In their discretion, the Proxies, and each of them, are authorized to vote upon any other business that may properly come before the meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain the requisite quorums and for approvals.







